        INSTITUTIONAL CLASS

             (AMR LOGO)

             PROSPECTUS
           MARCH 1, 2004
         AS SUPPLEMENTED ON
           JUNE 30, 2004

  (AMERICAN AADVANTAGE FUNDS LOGO)

                       EQUITY FUNDS
                                  ------------------------------
                                    - BALANCED FUND

                                    - LARGE CAP VALUE FUND

                                    - LARGE CAP GROWTH FUND

                                    - MID-CAP VALUE FUND

                                    - SMALL CAP VALUE FUND

                                    - INTERNATIONAL EQUITY FUND

                                    - EMERGING MARKETS FUND
                        INDEX FUNDS
                                  ------------------------------
                                    - S&P 500 INDEX FUND

                                    - SMALL CAP INDEX FUND

                                    - INTERNATIONAL EQUITY INDEX FUND
                         BOND FUNDS
                                  ------------------------------
                                    - HIGH YIELD BOND FUND

                                    - INTERMEDIATE BOND FUND

                                    - SHORT-TERM BOND FUND

                                    - TREASURY INFLATION PROTECTED SECURITIES
                                    FUND
                 MONEY MARKET FUNDS
                                  ------------------------------
                                    - MONEY MARKET FUND

                                                           The Securities and Exchange Commission does not guarantee that the information in this Prospectus or any other mutual fund's prospectus is accurate or complete, nor does it judge the
                                                           investment merit of these Funds. To state otherwise is a criminal
     MANAGED BY AMR INVESTMENT SERVICES, INC.              offense.


(EAGLE LOGO)

(GLOBE LOGO)

              (AMERICAN AADVANTAGE FUNDS INSTITUTIONAL CLASS LOGO)

TABLE OF CONTENTS

About the Funds

Overview.........................................     2
Balanced Fund....................................     3
Large Cap Value Fund.............................     6
Large Cap Growth Fund............................     8
Mid-Cap Value Fund...............................    10
Small Cap Value Fund.............................    12
International Equity Fund........................    15
Emerging Markets Fund............................    18
S&P 500 Index Fund...............................    21
Small Cap Index Fund.............................    23
International Equity Index Fund..................    26
High Yield Bond Fund.............................    29
Intermediate Bond Fund...........................    32
Short-Term Bond Fund.............................    35
Treasury Inflation Protected Securities Fund.....    38
Money Market Fund................................    40
Historical Performance of Accounts Similar
  to the Mid-Cap Value Fund......................    42
The Manager......................................    43
SSgA and Fund Asset Management...................    43
The Sub-Advisers.................................    44
Valuation of Shares..............................    45

About Your Investment

Purchase and Redemption of Shares................    46
Distributions and Taxes..........................    50

Additional Information

Distribution of Fund Shares......................    49
Master-Feeder Structure..........................    50
Financial Highlights.............................    50
Additional Information...................... Back Cover

ABOUT THE FUNDS
--------------------------------------------------------------------------------

Overview
-----------

The American AAdvantage Funds (the "Funds") are managed by AMR Investment Services, Inc. (the "Manager"), a wholly owned subsidiary of AMR Corporation.

The International Equity, S&P 500 Index, Small Cap Index, International Equity Index and Money Market Funds operate under a master-feeder structure (the "Master-Feeder Funds"). Each Master-Feeder Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio with a similar name and identical investment objective.


- The International Equity and Money Market Funds invest all of their investable assets in a corresponding portfolio of the AMR Investment Services Trust ("AMR Trust"). The AMR Trust is managed by the Manager.


- The S&P 500 Index Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio. The State Street Equity 500 Index Portfolio is managed by SSgA Funds Management, Inc. ("SSgA"), a subsidiary of State Street Corp. and an affiliate of State Street Bank and Trust Company.


- The Small Cap Index and International Equity Index Funds invest all of their investable assets in corresponding portfolios of the Quantitative Master Series Trust ("Index Trust"). The Index Trust is managed by Fund Asset Management, L.P. ("FAM"), a Delaware limited partnership, the partners of which are Merrill Lynch & Co., a financial services holding company and the parent of Merrill Lynch, and Princeton Services.

Throughout this Prospectus, statements regarding investments by a Master-Feeder Fund refer to investments made by its corresponding portfolio. For easier reading, the term "Fund" is used throughout the Prospectus to refer to either a Fund or its portfolio, unless stated otherwise. See "Master-Feeder Structure".



   Fund shares are only available in states in which they are authorized for purchase.
--------------------------------------------------------------------------------

About the Funds                         2                             Prospectus

AMERICAN AADVANTAGE

BALANCED FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Income and capital appreciation.


Principal Strategies
--------------------

Ordinarily, between 50% and 70% of the Fund's total assets are invested in equity securities and between 30% and 50% of the Fund's total assets are invested in debt securities.

The Fund's equity investments may include common stocks, preferred stocks, securities convertible into common stocks, and U.S. dollar-denominated American Depositary Receipts (collectively referred to as "stocks").

The Manager currently allocates the Fund's assets among itself and the following three investment sub-advisers:

  Barrow, Hanley, Mewhinney & Strauss, Inc.

  Brandywine Asset Management, LLC

  Hotchkis and Wiley Capital Management, LLC

Approximately one third of the Fund's assets are allocated to Barrow, Hanley, Mewhinney & Strauss, Inc. and another third to Brandywine Asset Management, LLC, who each decide the proportion of assets to invest in equity and fixed income securities in accordance with the Fund's guidelines. The remaining third of the Fund's assets is allocated between the Manager, who invests its allocation in fixed income securities, and Hotchkis and Wiley Capital Management, LLC, who invests its allocation in equity securities.

The Fund's sub-advisers select stocks that, in their opinion, have most or all of the following characteristics (relative to the S&P 500(R) Index):


- above-average earnings growth potential,

- below-average price to earnings ratio,

- below-average price to book value ratio, and

- above-average dividend yields.

Each of the Fund's sub-advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

The Fund's investments in debt securities may include: obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); U.S. corporate debt securities, such as notes and bonds; mortgage-backed securities; asset-backed securities; master-demand notes; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances, commercial paper and other notes; and other debt securities. The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). Obligations rated in the fourth highest rating category are limited to 25% of the Fund's total assets. The Fund, at the discretion of the Manager or the applicable sub-adviser, may retain a security that has been downgraded below the initial investment criteria.

In determining which debt securities to buy and sell, the Manager and the sub-advisers generally use a "top-down" or "bottom-up" investment strategy, or a combination of both strategies.

The top-down fixed income investment strategy is implemented as follows:


- Develop an overall investment strategy, including a portfolio duration target, by examining the current trends in the U.S. economy.

- Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.

- Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.

- Select specific debt securities within each security type.

- Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

The bottom-up fixed income investment strategy is implemented as follows:


- Search for eligible securities with a yield to maturity advantage versus a U.S. Government security with a similar maturity.

- Evaluate credit quality of the securities.


--------------------------------------------------------------------------------

Prospectus                              3                        About the Funds

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------


- Perform an analysis of the expected price volatility of the securities to changes in interest rates by examining actual price volatility between U.S. Government and non-U.S. Government securities.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.


Principal Risk Factors
----------------------

MARKET RISK (STOCKS)
Since this Fund invests a substantial portion of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

VALUE STOCKS RISK (STOCKS)
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

INTEREST RATE RISK (BONDS)
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK (BONDS)
The Fund is subject to the risk that the issuer of a bond, including a U.S. Government agency not backed by the full faith and credit of the U.S. Government, will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down.

PREPAYMENT AND EXTENSION RISK (BONDS)
The Fund's investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the bond's maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate. Conversely, a decrease in expected prepayments may result in the extension of a security's effective maturity and a decline in its price.

SECURITIES SELECTION RISK
Securities selected by the Manager or a sub-adviser for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to three broad-based market indices and the Lipper Balanced Funds Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market indices do not reflect fees, expenses or taxes. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.

                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

94..........................................................  -1.84%
95..........................................................  28.79%
96..........................................................  13.96%
97..........................................................  19.87%
98..........................................................   8.28%
99..........................................................  -3.59%
00..........................................................  10.57%
01..........................................................   5.59%
02..........................................................  -7.49%
03..........................................................  24.26%

Highest Quarterly Return:                 13.81%
  (1/1/94 through 12/31/03)         (2nd Quarter 2003)
Lowest Quarterly Return:                 -10.83%
  (1/1/94 through 12/31/03)         (3rd Quarter 2002)



--------------------------------------------------------------------------------

About the Funds                         4                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------

                                AVERAGE ANNUAL TOTAL RETURN
                               -----------------------------
                                      AS OF 12/31/03
                               -----------------------------
                               1 YEAR    5 YEARS    10 YEARS
                               ------    -------    --------
RETURN BEFORE TAXES            24.26%     5.29%       9.24%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                23.49%     3.68%       6.65%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                  16.04%     3.58%       6.54%
------------------------------------------------------------
S&P 500/Barra Value Index(1)   31.79%     1.95%      10.55%
S&P 500 Index(2)               28.68%    -0.57%      11.07%
Lehman Bros. Aggregate
  Index(3)                      4.11%     6.62%       6.95%
Lipper Balanced Funds Index    19.94%     2.96%       8.28%

(1) The S&P 500/Barra Value Index is a market value weighted index of stocks with book-to-price ratios in the top 50% of the S&P 500 Index.

(2) The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States.

(3) The Lehman Brothers Aggregate Index is a market value weighted performance benchmark for government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                        0.29%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.34
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.63%
                                                       ====



Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR ...................................   $64
3 YEARS...................................  $202
5 YEARS...................................  $351
10 YEARS..................................  $786



--------------------------------------------------------------------------------

Prospectus                              5                        About the Funds

AMERICAN AADVANTAGE

LARGE CAP VALUE FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation and current income.


Principal Strategies
--------------------

Ordinarily, at least 80% of the total assets of the Fund are invested in equity securities of large market capitalization U.S. companies. These companies generally have market capitalizations similar to the market capitalization of the companies in the Russell 1000(R) Index(1) at the time of investment. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. As of January 31, 2004, the market capitalizations of the companies in the Russell 1000 Index ranged from $594 million to $336 billion. The Fund's investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, and U.S. dollar-denominated American Depositary Receipts (collectively referred to as "stocks").

The Manager currently allocates the Fund's assets among four investment sub-advisers:

  Barrow, Hanley, Mewhinney & Strauss, Inc.

  Brandywine Asset Management, LLC

  Hotchkis and Wiley Capital Management, LLC

  Metropolitan West Capital Management, LLC

Approximately 10% of the Fund's assets are allocated to Metropolitan West Capital Management, LLC, and the remainder are allocated, generally on an equal basis, among the other three sub-advisers.

The Fund's sub-advisers select stocks that, in their opinion, have most or all of the following characteristics (relative to the S&P 500(R) Index):


- above-average earnings growth potential,

- below-average price to earnings ratio,

- below-average price to book value ratio, and

- above-average dividend yields.

Each of the Fund's sub-advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

VALUE STOCKS RISK
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

SECURITIES SELECTION RISK
Securities selected by a sub-adviser for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

---------------

(1)  The Russell 1000 (R) Index is a service mark of Frank Russell Company.


--------------------------------------------------------------------------------

About the Funds                         6                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to two broad-based market indices and the Lipper Multi-Cap Value Funds Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market indices do not reflect fees, expenses or taxes. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.

                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

94..........................................................   -1.14%
95..........................................................   34.43%
96..........................................................   21.09%
97..........................................................   26.48%
98..........................................................    6.17%
99..........................................................   -4.62%
00..........................................................   11.44%
01..........................................................    2.10%
02..........................................................  -15.89%
03..........................................................   35.76%

Highest Quarterly Return:                19.92%
  (1/1/94 through 12/31/03)        (2nd Quarter 2003)
Lowest Quarterly Return:                -18.63%
  (1/1/94 through 12/31/03)        (3rd Quarter 2002)

                                AVERAGE ANNUAL TOTAL RETURN
                               -----------------------------
                                      AS OF 12/31/03
                               -----------------------------
                               1 YEAR    5 YEARS    10 YEARS
                               -------   --------   --------
RETURN BEFORE TAXES             35.76%     4.38%    10.35%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                 35.43%     2.61%     8.00%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                   23.66%     2.85%     7.82%
------------------------------------------------------------
S&P 500/Barra Value Index(1)    31.79%     1.95%    10.55%
S&P 500 Index(2)                28.68%    -0.57%    11.07%
Lipper Multi-Cap Value Funds
  Index                         32.79%     5.18%    10.69%

(1) The S&P 500/Barra Value Index is a market value weighted index of stocks with book-to-price ratios in the top 50% of the S&P 500 Index.

(2) The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Value Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                        0.31%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.35
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.66%
                                                       ====



Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR ...................................   $67
3 YEARS...................................  $211
5 YEARS...................................  $368
10 YEARS..................................  $822



--------------------------------------------------------------------------------

Prospectus                              7                        About the Funds

AMERICAN AADVANTAGE

LARGE CAP GROWTH FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation.


Principal Strategies
--------------------

Ordinarily, at least 80% of the total assets of the Fund are invested in equity securities of large market capitalization U.S. companies. These companies generally have market capitalizations similar to the market capitalization of the companies in the Russell 1000 Index at the time of investment. The Russell 1000(R) Index(1) measures the performance of the 1,000 largest U.S. companies based on total market capitalization. As of January 31, 2004, the market capitalizations of the companies in the Russell 1000 Index ranged from $594 million to $336 billion. The Fund's investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, and U.S. dollar-denominated American Depositary Receipts (collectively referred to as "stocks") that the investment sub-advisers believe have above-average growth potential.

The Manager currently allocates the Fund's assets, generally on an equal basis, between two sub-advisers:

  Goldman Sachs Asset Management, L.P. ("GSAM")

  J.P. Morgan Investment Management Inc. ("J.P. Morgan")

GSAM utilizes quantitative techniques and fundamental research in seeking to maximize its portion of the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 1000(R) Growth Index.(1) GSAM attempts to structure a portfolio that seeks attractively-valued stocks with positive momentum.

J.P. Morgan attempts to allocate its portion of the Fund's assets across industries in weightings similar to those of the Russell 1000 Growth Index. Within each industry, J.P. Morgan modestly overweights stocks that it determines to be undervalued or fairly valued, while modestly underweighting or not holding stocks that appear overvalued.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

GROWTH COMPANIES RISK
Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

SECURITIES SELECTION RISK
Securities selected by a sub-adviser for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

---------------

(1) Russell 1000(R) Index and Russell 1000(R) Growth Index are service marks of the Frank Russell Company.


--------------------------------------------------------------------------------

About the Funds                         8                             Prospectus

AMERICAN AADVANTAGE
LARGE CAP GROWTH FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------



Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Large-Cap Growth Funds Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.

                                (AMR BAR CHART)


          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

01..........................................................  -20.97%
02..........................................................  -29.03%
03..........................................................   31.52%

Highest Quarterly Return:                 14.97%
  (1/1/01 through 12/31/03)         (4th Quarter 2001)
Lowest Quarterly Return:                 -21.98%
  (1/1/01 through 12/31/03)         (1st Quarter 2001)

                                AVERAGE ANNUAL TOTAL RETURN
                                ----------------------------
                                       AS OF 12/31/03
                                ----------------------------
                                             SINCE INCEPTION
                                1 YEAR          (7/31/00)
                                -------      ---------------
RETURN BEFORE TAXES              31.52%          -14.69%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                  31.46%          -14.74%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                    20.56%          -12.11%
------------------------------------------------------------
Russell 1000(R) Growth
  Index(1)                       29.75%          -14.81%
Lipper Large-Cap Growth Funds
  Index                          26.97%          -15.24%

(1) The Russell 1000 Growth Index is an unmanaged index of those stocks in the Russell 1000 Index with above-average price-to-book ratios and above-average forecasted growth values.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Growth Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                        0.63%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.24
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.87%
                                                       ====



Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR .................................     $89
3 YEARS.................................    $278
5 YEARS.................................    $482
10 YEARS................................  $1,073



--------------------------------------------------------------------------------

Prospectus                              9                        About the Funds

AMERICAN AADVANTAGE
MID-CAP VALUE FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation and current income.


Principal Strategies
--------------------

Ordinarily, at least 80% of the total assets of the Fund are invested in equity securities of U.S. companies with market capitalizations between $1 billion and $10 billion at the time of investment. The Fund's investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, and U.S. dollar-denominated American Depositary Receipts (collectively referred to as "stocks").

The Manager currently allocates the Fund's assets, generally on an equal basis, between two sub-advisers:

  Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow")

  Pzena Investment Management, LLC ("Pzena")

In general, the sub-advisers select stocks that, in their opinion, have most or all of the following characteristics (relative to the Russell Midcap(TM) Index(1)):


- above-average earnings growth potential,

- below-average price to earnings ratio,

- below-average price to book value ratio, and

- above-average dividend yields.

Barrow invests in medium-sized companies with low price to earnings and price to book value ratios and high dividend yields in relation to the Russell Midcap Index. Through extensive research and meetings with company management teams, Barrow seeks to identify companies that not only possess these three characteristics, but that also exhibit high or improving profitability translating into earnings growth above that of the overall Russell Midcap Index. Barrow's portfolio will generally consist of 35 to 45 stocks.

Pzena invests in medium-sized companies and intends to maintain a concentrated portfolio of 30 to 40 stocks selected from the most undervalued or "deep" value portion of its investment universe. Pzena looks for companies within that universe that sell for a low price relative to normal earnings (with "normal earnings" defined as a 5 year estimate of what the company should earn in a normal environment based on research of the company's history and the history of its industry).

Each of the Fund's sub-advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a security is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

MID-CAPITALIZATION COMPANIES RISK
Investing in the securities of mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and

---------------

(1)   The Russell Midcap Index is a trademark of the Frank Russell Company.


--------------------------------------------------------------------------------

About the Funds                        10                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------

financial resources, the securities of these companies may lack sufficient market liquidity, and they can be sensitive to expected changes in interest rates, borrowing costs and earnings.

VALUE STOCKS RISK
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

SECURITIES SELECTION RISK
Securities selected by a sub-adviser for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Performance
----------------------

Since this is a new Fund without a performance history, the Prospectus does not include a bar chart of annual total returns or a performance table of average annual total returns. To view the historical performance of similar accounts managed by Barrow and Pzena, please see "Historical Performance of Accounts Similar to the Mid-Cap Value Fund" on page 42.


Fees and Expenses
-----------------

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Mid-Cap Value Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                        0.73%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.41(1)
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   1.14%
                                                       ====

(1) Other Expenses are based on estimates for the current fiscal year.


Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR..................................    $116
3 YEARS.................................    $362



--------------------------------------------------------------------------------

Prospectus                             11                        About the Funds

AMERICAN AADVANTAGE

SMALL CAP VALUE FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation and current income.


Principal Strategies
--------------------

Ordinarily, at least 80% of the total assets of the Fund are invested in equity securities of small market capitalization U.S. companies. These companies generally have market capitalizations of $3 billion or less at the time of investment. The Fund's investments may include common stocks, preferred stocks, securities convertible into common stocks, and U.S. dollar-denominated American Depositary Receipts (collectively, "stocks").

The Manager currently allocates the Fund's assets, generally on an equal basis, among three investment sub-advisers:

  Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow")

  Brandywine Asset Management, LLC

  Hotchkis and Wiley Capital Management, LLC

Barrow has recently been selected as a sub-adviser to the Fund, and as such, the Manager intends to gradually increase the portion of Fund assets under Barrow's management to approximate that of the other sub-advisers.

The sub-advisers select stocks that, in their opinion, have most or all of the following characteristics (relative to the Russell 2000 (R) Index(1)):


- above-average earnings growth potential,

- below-average price to earnings ratio, and

- below-average price to book value ratio.

Each of the sub-advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

SMALL CAPITALIZATION COMPANIES RISK
Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

VALUE STOCKS RISK
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

---------------

(1)   Russell 2000 (R) Index is a service mark of the Frank Russell Company.


--------------------------------------------------------------------------------

About the Funds                        12                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------

SECURITIES SELECTION RISK
Securities selected by a sub-adviser for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Small-Cap Value Funds Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.

                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

99..........................................................  -4.79%
00..........................................................  18.99%
01..........................................................  27.99%
02..........................................................  -6.80%
03..........................................................  51.77%

Highest Quarterly Return:                24.86%
  (1/1/99 through 12/31/03)        (2nd Quarter 2003)
Lowest Quarterly Return:                -20.88%
  (1/1/99 through 12/31/03)        (3rd Quarter 2002)

                                           AVERAGE ANNUAL
                                            TOTAL RETURN
                                        --------------------
                                           AS OF 12/31/03
                                        --------------------
                                        1 YEAR       5 YEARS
                                        ------       -------
RETURN BEFORE TAXES                     51.77%       15.45%
RETURN AFTER TAXES ON DISTRIBUTIONS     50.39%       14.00%
RETURN AFTER TAXES ON DISTRIBUTIONS
  AND SALE OF FUND SHARES               33.84%       12.60%
------------------------------------------------------------
Russell 2000(R) Value Index(1)          46.03%       12.28%
Lipper Small-Cap Value Funds Index      47.54%       12.55%

(1) The Russell 2000 Value Index is an unmanaged index of those stocks in the Russell 2000 Index with below-average price-to-book ratios and below-average forecasted growth values. Russell 2000 (R) Value Index is a service mark of the Frank Russell Company.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Value Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                        0.54%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.35
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.89%
                                                       ====



--------------------------------------------------------------------------------

Prospectus                             13                        About the Funds

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------



Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR .................................     $91
3 YEARS.................................    $284
5 YEARS.................................    $493
10 YEARS................................  $1,096



--------------------------------------------------------------------------------

About the Funds                        14                             Prospectus

AMERICAN AADVANTAGE

INTERNATIONAL EQUITY FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation.

Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the International Equity Portfolio of the AMR Trust.

Ordinarily, at least 80% of the Fund's total assets are invested in common stocks and securities convertible into common stocks (collectively, "stocks") of issuers based in at least three different countries located outside the United States. The Fund will primarily invest in countries comprising the Morgan Stanley Capital International Europe Australasia Far East Index ("EAFE Index"). The EAFE Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the EAFE Index are selected from among the larger capitalization companies in these markets.

The Manager currently allocates the Fund's assets, generally on an equal basis, among three investment sub-advisers:

  Causeway Capital Management LLC

  Lazard Asset Management LLC

  Templeton Investment Counsel, LLC

The sub-advisers select stocks that, in their opinion, have most or all of the following characteristics (relative to that stock's country, sector or industry):


- above-average return on equity or earnings growth potential,

- below-average price to earnings or price to cash flow ratio,

- below-average price to book value ratio, and

- above-average dividend yields.

The sub-advisers may consider potential changes in currency exchange rates when choosing stocks. Each of the sub-advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk. The Fund may trade forward foreign currency contracts or currency futures to hedge currency fluctuations of underlying stock positions when it is believed that a foreign currency may suffer a decline against the U.S. dollar.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks of a particular country will decline due to drops in that country's stock market. In general, the value of the Fund will move in the same direction as the international stock markets in which it invests, which will vary from day to day in response to the activities of individual companies and general market, economic and political conditions of that country.

FOREIGN INVESTING RISK
Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of conversion to the euro for countries joining the European Monetary Union.

MARKET TIMING RISK
Because the Fund invests in foreign securities, it is subject to the risk of market timing activities. The Fund generally prices foreign securities using their closing prices from the foreign markets in which they trade,


--------------------------------------------------------------------------------

Prospectus                             15                        About the Funds

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------

typically prior to the Fund's determination of its net asset value. These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. In such instances, the Fund may fair value foreign securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the net asset value of the Fund's shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While the Manager monitors trading in Fund shares, there is no guarantee that it can detect all market timing activities.

DERIVATIVES RISK
The Fund may use derivatives, such as futures contracts and foreign currency forward contracts as a hedge against foreign currency fluctuations. There can be no assurance that any strategy used will succeed. If one of the sub-advisers incorrectly forecasts currency exchange rates in utilizing a derivatives strategy for the Fund, the Fund could lose money.

SECURITIES SELECTION RISK
Securities selected by a sub-adviser for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper International Funds Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.

                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

94.............................    0.98%
95.............................   17.69%
96.............................   19.78%
97.............................    9.56%
98.............................   11.73%
99.............................   26.91%
00.............................   -4.14%
01.............................  -15.43%
02.............................  -14.09%
03.............................   41.88%

Highest Quarterly Return:                 21.82%
  (1/1/94 through 12/31/03)         (2nd Quarter 2003)
Lowest Quarterly Return:                 -22.41%
  (1/1/94 through 12/31/03)         (3rd Quarter 2002)

                                 AVERAGE ANNUAL TOTAL RETURN
                                 ---------------------------
                                       AS OF 12/31/03
                                 ---------------------------
                                 1 YEAR   5 YEARS   10 YEARS
                                 ------   -------   --------
RETURN BEFORE TAXES              41.88%    4.63%     8.13%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                  41.38%    3.39%     6.72%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                    27.91%    3.47%     6.40%
------------------------------------------------------------
EAFE Index(1)                    38.59%   -0.05%     4.47%
Lipper International Funds
  Index                          36.00%    2.13%     5.31%

(1) The EAFE Index is an unmanaged index of international stock investment performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.



--------------------------------------------------------------------------------

About the Funds                        16                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund.(1)

Shareholder Fees
(fees paid directly from your investment)

Redemption Fee
(as a percentage of amount redeemed, if applicable)    2.00%(2)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                        0.36%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.43
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.79%
                                                       ====

(1) The expense table and the Example below reflect the expenses of both the Fund and the International Equity Portfolio of the AMR Trust.

(2) Fee applies to the proceeds of shares that are redeemed within 30 days of their purchase.

Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR ...................................   $81
3 YEARS...................................  $252
5 YEARS...................................  $439
10 YEARS..................................  $978



--------------------------------------------------------------------------------

Prospectus                             17                        About the Funds

AMERICAN AADVANTAGE

EMERGING MARKETS FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation.


Principal Strategies
--------------------

Ordinarily, at least 80% of the total assets of this Fund are invested in equity securities of issuers that:


- are primarily listed on the trading market of an emerging market country;

- are headquartered in an emerging market country; or

- derive 50% or more of their revenues from, or have 50% or more of their assets in, an emerging market country.

An emerging market country is one that:


- has an emerging stock market as defined by the International Finance Corporation ("IFC");

- has a low- to middle-income economy according to the World Bank;

- is included in the IFC Investable Index or the Morgan Stanley Capital International Emerging Markets "Free" Index; or

- has a per-capita gross national product of $10,000 or less.

The Fund's investments may include common stocks, preferred stocks, securities convertible into common stocks, rights, warrants, and depositary receipts (collectively referred to as "stocks").

The Manager currently allocates the Fund's assets, generally on an equal basis, between two investment sub-advisers:

  Morgan Stanley Investment Management Inc. ("MSIM Inc.")

  The Boston Company Asset Management, LLC ("The Boston Company")

MSIM Inc. combines a top-down country allocation investment approach with bottom-up stock selection. MSIM Inc. first allocates its portion of the Fund's assets among emerging market countries based on relative economic, political and social fundamentals, stock valuations and investor sentiment. MSIM Inc. then selects individual securities within these countries on the basis of attractive growth characteristics, reasonable valuations and company managements with a strong shareholder value orientation. To manage risk, MSIM Inc. emphasizes thorough macroeconomic and fundamental research.

The Boston Company utilizes a bottom-up investment strategy that is value-oriented and research-driven. This style is both quantitative and fundamentally based, focusing first on stock selection, then enhanced by broadly diversified country allocation.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks of a particular country will decline due to drops in that country's stock market. In general, the value of the Fund will move in the same direction as the international stock markets in which it invests, which will vary from day to day in response to the activities of individual companies and general market, economic and political conditions of each country.

FOREIGN INVESTING RISK
Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of conversion to the euro for countries joining the European Monetary Union.


--------------------------------------------------------------------------------

About the Funds                        18                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------

MARKET TIMING RISK
Because the Fund invests in foreign securities, it is subject to the risk of market timing activities. The Fund generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Fund's determination of its net asset value. These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. In such instances, the Fund may fair value foreign securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the net asset value of the Fund's shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While the Manager monitors trading in Fund shares, there is no guarantee that it can detect all market timing activities.

EMERGING MARKETS RISK
The risks of foreign investing mentioned above are heightened when investing in emerging markets. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors.

SECURITIES SELECTION RISK
Securities selected by a sub-adviser for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Emerging Markets Funds Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.

                                (AMR BAR CHART)


          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

01..........................................................   2.59%
02..........................................................  -3.66%
03..........................................................  57.80%

Highest Quarterly Return:                 25.88%
  (1/1/01 through 12/31/03)         (4th Quarter 2001)
Lowest Quarterly Return:                 -20.38%
  (1/1/01 through 12/31/03)         (3rd Quarter 2001)

                               AVERAGE ANNUAL TOTAL RETURN
                             --------------------------------
                                      AS OF 12/31/03
                             --------------------------------
                                              SINCE INCEPTION
                             1 YEAR              (7/31/00)
                             ------           ---------------
RETURN BEFORE TAXES          57.80%                 5.26%
RETURN AFTER TAXES ON
  DISTRIBUTIONS              57.68%                 4.98%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                37.73%                 4.33%
-------------------------------------------------------------
MSCI Emerging Markets Free
  Index(1)                   55.82%                 3.66%
Lipper Emerging Markets
  Funds Index                56.95%                 4.21%

(1) The MSCI Emerging Markets Free Index is a market capitalization weighted index composed of companies that are representative of the market structure of developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.



--------------------------------------------------------------------------------

Prospectus                             19                        About the Funds

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------



Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets Fund.

Shareholder Fees
(fees paid directly from your investment)

Redemption Fee
(as a percentage of amount redeemed, if applicable)    2.00%(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                        0.98%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.78
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   1.76%
                                                       ====

(1) Fee applies to the proceeds of shares that are redeemed within 90 days of their purchase.


Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR .................................    $179
3 YEARS.................................    $554
5 YEARS.................................    $954
10 YEARS................................  $2,073



--------------------------------------------------------------------------------

About the Funds                        20                             Prospectus

AMERICAN AADVANTAGE

S&P 500 INDEX FUND(1)
--------------------------------------------------------------------------------


Investment Objective
--------------------

To replicate as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index" or "Index").


Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the State Street Equity 500 Index Portfolio.

The Fund uses a passive management strategy designed to track the performance of the S&P 500 Index. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgement. Instead, the Fund, using a "passive" or "indexing" investment approach, attempts to replicate, before expenses, the performance of the S&P 500 Index. SSgA seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Fund intends to invest in all 500 stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by SSgA to replicate generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.

In addition, the Fund may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investment directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Fund may also enter into other derivatives transactions, including the purchase or sale of options or enter into swap transactions, to assist in replicating the performance of the Index.


Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

TRACKING ERROR RISK
The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the fund to meet redemptions. The return on the sample of stocks purchased by the Fund, or futures or other derivative positions taken by the Fund, to replicate the performance of the Index may not correlate precisely with the return on the Index.

DERIVATIVES RISK
The use of these instruments to pursue the S&P 500 Index returns requires special skills, knowledge and investment techniques that differ from those required for normal portfolio management. Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost.

INVESTMENT RISKS
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be

---------------

(1) S&P is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. "Standard and Poor's (R)," "S&P (R)," "Standard & Poor's 500," "S&P 500 (R)" and "500" are all trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Street Bank and Trust Company. The S&P 500 Index Fund is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in this Fund.


--------------------------------------------------------------------------------

Prospectus                             21                        About the Funds

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------

worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Historical Performance
----------------------
The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper S&P 500 Objective Funds Index, a composite of funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. The Fund began offering its shares on January 1, 1997. Prior to March 1, 1998, the Fund's shares were offered as AMR Class shares. On March 1, 1998, AMR Class shares of the Fund were designated Institutional Class shares. Prior to March 1, 2000, the Fund invested all of its investable assets in the BT Equity 500 Index Portfolio, a separate investment company managed by Bankers Trust Company. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.

                                (AMR BAR CHART)



          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

97..........................................................   33.09%
98..........................................................   28.87%
99..........................................................   20.70%
00..........................................................   -9.15%
01..........................................................  -12.12%
02..........................................................  -22.27%
03..........................................................   28.26%

Highest Quarterly Return:                 21.32%
  (1/1/97 through 12/31/03)         (4th Quarter 1998)
Lowest Quarterly Return:                 -17.43%
  (1/1/97 through 12/31/03)         (3rd Quarter 2002)

                               AVERAGE ANNUAL TOTAL RETURN
                           -----------------------------------
                                     AS OF 12/31/03
                           -----------------------------------
                                               SINCE INCEPTION
                           1 YEAR    5 YEARS     (12/31/96)
                           -------   -------   ---------------
RETURN BEFORE TAXES         28.26%   -0.80%         7.40%
RETURN AFTER TAXES ON
  DISTRIBUTIONS             27.96%   -1.23%         6.93%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE
  OF FUND SHARES            18.70%   -0.91%         6.18%
--------------------------------------------------------------
S&P 500 Index(1)            28.68%   -0.57%         7.57%
Lipper S&P 500 Objective
  Funds Index               28.24%   -0.87%         7.27%

(1) The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.


Fees and Expenses
-----------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the S&P 500 Index Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees(2)                                   0.045%
Distribution (12b-1) Fees                            0.000
Other Expenses                                       0.095
                                                     -----
TOTAL ANNUAL FUND OPERATING EXPENSES                 0.140%
                                                     =====

(1) The expense table and the Example below reflect the expenses of both the Fund and the State Street Equity 500 Index Portfolio.

(2) This fee represents the total fees paid by the State Street Equity 500
    Index Portfolio to State Street Bank and Trust Company for its service as administrator, custodian and transfer agent and SSgA's service as investment adviser.


Example
-------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR ...................................   $14
3 YEARS...................................   $45
5 YEARS...................................   $79
10 YEARS..................................  $179



--------------------------------------------------------------------------------

About the Funds                        22                             Prospectus

AMERICAN AADVANTAGE

SMALL CAP INDEX FUND(SM)
--------------------------------------------------------------------------------


Investment Objective

--------------------

To match the performance of the Russell 2000(R) Index(1) (the "Russell 2000" or "Index") as closely as possible before the deduction of Fund expenses.


Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the Master Small Cap Index Series of the Index Trust. The investment objective of the Master Small Cap Index Series may be changed without shareholder approval.

The Fund employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 2000. The Russell 2000 is composed of the common stocks of the 1,001st through the 3,000th largest U.S. companies weighted by market capitalization, as determined by the Frank Russell Company. As of January 31, 2004, the market capitalizations of the companies in the Russell 2000 Index ranged from $22 million to $2.6 billion. The Fund will be substantially invested in securities in the Russell 2000, and will invest at least 80% of its assets in securities or other financial instruments, which are components of or correlated with, the Russell 2000. The Fund is also a non-diversified fund.

The Fund invests in a statistically selected sample of stocks included in the Russell 2000 and in derivative instruments linked to the Russell 2000. The Fund may not invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000. The Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the Russell 2000 as a whole.

The Fund may invest in derivative instruments, and may invest a substantial portion of its assets in options and futures contracts linked to the performance of the Russell 2000. Derivatives allow the Fund to increase or decrease its exposure to the Russell 2000 quickly and at less cost than buying or selling stocks. The Fund will invest in options and futures and other derivative instruments in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. In connection with the use of derivative instruments, the Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities' weightings in the Index. The Fund may engage in securities lending, which involves the risk that the borrower may fail to return the Fund's securities in a timely manner or at all.


Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

TRACKING ERROR RISK
The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. The return on the sample of stocks purchased by the Fund, or futures or other derivative positions taken by the Fund, to replicate the performance of the Index may not correlate precisely with the return on the Index.

NON-DIVERSIFICATION RISK
The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

SMALL CAPITALIZATION COMPANIES RISK
Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity, and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

---------------

(1)  Russell 2000 (R) Index is a service mark of the Frank Russell Company.


--------------------------------------------------------------------------------

Prospectus                             23                        About the Funds

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------

DERIVATIVES RISK
Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost. The counterparty to the transaction may be unable to honor its financial obligation to the Fund. In addition, a derivative may be difficult or impossible to sell at the time the investment adviser would like or at the price the investment adviser believes the security is currently worth.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Small-Cap Core Funds Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.

                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

01..........................................................    2.07%
02..........................................................  -20.37%
03..........................................................   46.90%

Highest Quarterly Return:                 23.23%
  (1/1/01 through 12/31/03)         (2nd Quarter 2003)
Lowest Quarterly Return:                 -21.33%
  (1/1/01 through 12/31/03)         (3rd Quarter 2002)

                                AVERAGE ANNUAL TOTAL RETURN
                               -----------------------------
                                      AS OF 12/31/03
                               -----------------------------
                                             SINCE INCEPTION
                               1 YEAR           (7/31/00)
                               -------       ---------------
RETURN BEFORE TAXES             46.90%            4.52%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                 46.80%            4.18%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                   30.57%            3.65%
------------------------------------------------------------
Russell 2000 Index(1)           47.25%            4.62%
Lipper Small-Cap Core Funds
  Index                         40.89%            6.48%

(1) The Russell 2000 Index is an unmanaged index comprised of approximately 2,000 smaller-capitalization stocks from various industrial sectors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Index Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                        0.08%(2)
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.23
                                                       ----
Total Annual Fund Operating Expenses                   0.31%
                                                       ====
Fee Waiver                                             0.07%(2)
NET EXPENSES                                           0.24%

(1) The expense table and the Example below reflect the expenses of both the Fund and the Master Small Cap Index Series.

(2) FAM has contractually agreed to waive a portion of its investment advisory fee through December 31, 2004. After such waiver, the Management Fee is 0.01%.



--------------------------------------------------------------------------------

About the Funds                        24                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------

Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Because FAM has contractually agreed to waive fees only through December 31, 2004, Net Expenses were used to calculate the cost in year one, and Total Annual Fund Operating Expenses were used to calculate costs for years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR ...................................   $25
3 YEARS...................................   $93
5 YEARS...................................  $167
10 YEARS..................................  $386



--------------------------------------------------------------------------------

Prospectus                             25                        About the Funds

AMERICAN AADVANTAGE

INTERNATIONAL EQUITY INDEX FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

To match the performance of the Morgan Stanley Capital International EAFE Index (the "EAFE Index" or "Index") as closely as possible before the deduction of Fund expenses.


Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the Master International Index Series of the Index Trust. The investment objective of the Master International Index Series may be changed without shareholder approval.

The Fund employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the EAFE Index. The EAFE Index is composed of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the EAFE Index are selected from among the larger capitalization companies in these markets. The weighting of the countries in the Index is based upon each country's relative market capitalization, and not its gross domestic product. This means that the Index contains more companies from countries with the largest capital markets (like Japan and the United Kingdom), which in turn, will have the most effect on the Index's performance.

The Fund will be substantially invested in securities in the Index, and will invest at least 80% of its assets in securities or other financial instruments, which are components of or correlated with, the Index. The Fund is also a non-diversified fund.

The Fund invests in a statistically selected sample of equity securities included in the EAFE Index and in derivative instruments linked to the EAFE Index. The Fund will, under normal circumstances, invest in all of the countries represented in the EAFE Index. The Fund may not, however, invest in all of the companies within a country, represented in the EAFE Index, or in the same weightings as in the EAFE Index. The Fund will choose investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the EAFE Index as a whole.

The Fund may invest in derivative instruments, and will normally invest a substantial portion of its assets in options and futures contracts correlated with market indices or countries included within the EAFE Index. Derivatives allow the Fund to increase or decrease its exposure to the EAFE Index quickly and at less cost than buying or selling stocks. The Fund will invest in options and futures and other derivative instruments in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. In connection with the use of derivative instruments, the Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities' weightings in the Index. The Fund may engage in securities lending, which involves the risk that the borrower may fail to return the Fund's securities in a timely manner or at all.


Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks of a particular country will decline due to drops in that country's stock market. In general, the value of the Fund will move in the same direction as the international stock markets in which it invests, which will vary from day to day in response to the activities of individual companies and general market, economic and political conditions of each country.

FOREIGN INVESTING RISK
Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of conversion to the euro for countries joining the European Monetary Union.

TRACKING ERROR RISK
The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. The return of the sample of stocks purchased by the Fund, or futures or other derivative positions taken by the Fund, to replicate


--------------------------------------------------------------------------------

About the Funds                        26                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------

the performance of the Index may not correlate precisely with the return of the Index.

NON-DIVERSIFICATION RISK
The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

DERIVATIVES RISK
Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost. The counterparty to the transaction may be unable to honor its financial obligation to the Fund. In addition, a derivative may be difficult or impossible to sell at the time the investment adviser would like or at the price the investment adviser believes the security is currently worth.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper International Funds Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.

                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

01..........................................................  -22.14%
02..........................................................  -15.65%
03..........................................................   38.87%

Highest Quarterly Return:                 19.48%
  (1/1/01 through 12/31/03)         (2nd Quarter 2003)
Lowest Quarterly Return:                 -19.77%
  (1/1/01 through 12/31/03)         (3rd Quarter 2002)

                                AVERAGE ANNUAL TOTAL RETURN
                                ----------------------------
                                       AS OF 12/31/03
                                ----------------------------
                                             SINCE INCEPTION
                                1 YEAR          (7/31/00)
                                -------      ---------------
RETURN BEFORE TAXES              38.87%           -4.71%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                  38.44%           -5.19%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                    25.58%           -4.24%
------------------------------------------------------------
EAFE Index(1)                    38.59%           -4.44%
Lipper International Funds
  Index                          36.00%           -4.04%

(1) Performance is that of the EAFE Index from inception through September 30, 2001 and from June 1, 2002 through December 31, 2002. Performance from October 1, 2001 through May 31, 2002 is that of the Provisional EAFE Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.



--------------------------------------------------------------------------------

Prospectus                             27                        About the Funds

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------



Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Index Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                        0.01%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.30
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.31%
                                                       ====

(1) The expense table and the Example below reflect the expenses of both the Fund and the Master International Index Series.


Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR ...................................   $32
3 YEARS...................................  $100
5 YEARS...................................  $174
10 YEARS..................................  $393



--------------------------------------------------------------------------------

About the Funds                        28                             Prospectus

AMERICAN AADVANTAGE

HIGH YIELD BOND FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

High current income and capital appreciation.


Principal Strategies
--------------------

This Fund seeks to maximize current income by investing in a diversified portfolio of public and private issue debt securities that are generally rated below investment grade (such as BB or lower by Standard & Poor's Ratings Services and/or Ba or lower by Moody's Investors Service, Inc.) or deemed to be below investment grade by the investment sub-adviser. These types of securities are commonly referred to as "junk bonds." The Fund seeks capital appreciation by investing in issues whose relative value is expected to increase over time.

The Manager currently allocates all of the Fund's assets to Post Advisory Group, LLC ("Post").

The Fund seeks its investment objective by investing, under normal circumstances, at least 80% of its total assets in a diversified portfolio of domestic and foreign high yield bonds. High yield issuers are generally those which have below investment grade ratings because they are relatively small in size, relatively young in years, relatively leveraged financially (perhaps borrowing heavily to finance expansion or due to a leveraged buyout), or formerly "blue chip" companies that have encountered some financial difficulties.

The weighted average maturity of the Fund's debt securities is generally expected to be from six to eight years. In selecting investments, Post relies heavily on internal research and credit analysis. Post will adjust the Fund's overall credit rating and average maturity based on its judgment of the economic climate, industry dynamics, and values in the high yield market.

Post expects to make, to a lesser extent, other investments including foreign securities, common and preferred stocks, convertible securities, warrants, rights, and options, in keeping with the Fund's overall investment objective. From time to time, Post may take short equity positions as a hedge against selected high yield bond positions.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------

INTEREST RATE RISK
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK
The Fund is subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down. Since the Fund invests in lower-quality debt securities considered speculative in nature, this risk will be substantial.

HIGH YIELD SECURITIES RISK
Investing in junk bonds generally involves significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer's ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy.

MARKET RISK
Market risk involves the possibility that the value of the Fund's investments will decline due to drops in the overall high yield bond market. Changes in the economic climate, investor perceptions, and stock market volatility can cause the prices of the Fund's investments to decline, regardless of the financial conditions of the issuers held by the Fund.

FOREIGN INVESTING RISK
Investing in foreign securities carries potential risks not associated with domestic investments. Such risks in-


--------------------------------------------------------------------------------

Prospectus                             29                        About the Funds

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------

clude, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility,
(7) delays in transaction settlement in some foreign markets, and (8) adverse impact of conversion to the euro for countries joining the European Monetary Union.

LIQUIDITY RISK
High yield bonds tend to be less liquid than higher-rated bonds. This means that the Fund may experience difficulty selling the Fund's investments at favorable prices. In addition, valuation of the Fund's investments may become more difficult if objective market prices are unavailable.

HEDGING RISK
Gains or losses from positions in hedging instruments, such as options or short sales, may be much greater than the instrument's original cost. The counterparty may be unable to honor its financial obligation to the Fund. In addition, Post may be unable to close the transaction at the time it would like or at the price it believes the security is currently worth.

SECURITIES SELECTION RISK
Securities selected by Post for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Historical Performance
----------------------
The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper High Current Yield Funds Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.

                                (AMR BAR CHART)



          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

01..........................................................   8.99%
02..........................................................   7.19%
03..........................................................  18.49%

Highest Quarterly Return:                 6.83%
  (1/1/01 through 12/31/03)         (4th Quarter 2001)
Lowest Quarterly Return:                  -4.04%
  (1/1/01 through 12/31/03)         (3rd Quarter 2001)

                                AVERAGE ANNUAL TOTAL RETURN
                                ----------------------------
                                       AS OF 12/31/03
                                ----------------------------
                                             SINCE INCEPTION
                                1 YEAR         (12/29/00)
                                ------       ---------------
RETURN BEFORE TAXES             18.49%           11.42%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                 15.02%            8.02%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                   9.93%             6.58%
------------------------------------------------------------
Citigroup High Yield Cash Pay
  Index(1)                      29.36%           11.21%
Lehman Bros. High Yield
  Index(2)                      28.97%           10.21%
Lipper High Current Yield
  Funds Index                   26.36%            6.87%

(1) The Citigroup High Yield Cash Pay Index is an unmanaged index of below investment grade, cash-pay bonds with remaining maturities of at least one year and a minimum amount outstanding of $100 million.
(2) The Lehman Brothers U.S. Corporate High Yield Index is an unmanaged index of fixed income securities with a maximum credit rating of Ba1, a minimum amount outstanding of $100 million, and at least one year to maturity. As of March 1, 2004, this Index has replaced the Citigroup High Yield Cash Pay Index as the Fund's benchmark, because the Manager and Post believe it more broadly represents the high yield marketplace and its components.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ



--------------------------------------------------------------------------------

About the Funds                        30                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------

from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the High Yield Bond Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                        0.64%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.36
                                                       ----
Total Annual Fund Operating Expenses                   1.00%
                                                       ====
Fee Waiver and/or Expense Reimbursement                0.10%(1)
NET EXPENSES                                           0.90%

(1) The Manager and Post have each contractually agreed to waive a portion of their fees and the Manager has agreed to reimburse the Fund for Other Expenses through October 31, 2004 to the extent that Total Annual Fund Operating Expenses exceed 0.90%. The contractual fee waiver and expense reimbursement can be changed by approval of a majority of the Fund's Board of Trustees without the approval of shareholders. In addition, the Manager may decide voluntarily to waive additional fees or reimburse the Fund for other expenses. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements made on or after July 10, 2003. Such reimbursements to the Manager will be made only if the reimbursement (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Fund's Total Annual Fund Operating Expenses to exceed 0.90%.


Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expense remain the same. Because the Manager and Post have contractually agreed to waive fees only through October 31, 2004, Net Expenses were used to calculate the cost in year one, and Total Annual Fund Operating Expenses were used to calculate costs for years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR .................................     $92
3 YEARS.................................    $308
5 YEARS.................................    $543
10 YEARS................................  $1,216



--------------------------------------------------------------------------------

Prospectus                             31                        About the Funds

AMERICAN AADVANTAGE

INTERMEDIATE BOND FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Income and capital appreciation.


Principal Strategies
--------------------

The Fund invests at least 80% of its total assets in obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; mortgage-backed securities; asset-backed securities; and Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances and other notes. The Fund seeks capital appreciation by investing in corporate issues whose relative value is expected to increase over time.

The Manager currently allocates the Fund's assets, generally on an equal basis, between itself and Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow").

The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all rating organizations rating the securities (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). No more than 25% of total assets may be invested in securities rated in the fourth highest rating category. The Fund, at the discretion of the Manager or Barrow, may retain a security that has been downgraded below the initial investment criteria.

In determining which securities to buy and sell, the Manager employs a top-down fixed income investment strategy, as follows:

- Develop an overall investment strategy, including a portfolio duration target, by examining the current trends in the U.S. economy.

- Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.

- Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.

- Select specific debt securities within each security type.

- Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

Barrow uses a bottom-up fixed income investment strategy in determining which securities to buy and sell, as follows:


- Search for eligible securities with a yield to maturity advantage versus a U.S. Government security with a similar maturity.

- Evaluate credit quality of the securities.

- Perform an analysis of the expected price volatility of the securities to changes in interest rates by examining actual price volatility between U.S. Government and non-U.S. Government securities.

Under normal circumstances, the Fund seeks to maintain a duration of three to seven years. Duration is a measure of price sensitivity relative to changes in interest rates. For example, if a bond had a duration of four years, a 1% increase in U.S. Treasury interest rates could be expected to result in a 4% decrease in the value of the bond. Therefore, portfolios with longer durations are typically more sensitive to changes in interest rates. Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------

INTEREST RATE RISK
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK
The Fund is subject to the risk that the issuer of a bond, including a U.S. Government agency not backed by the full faith and credit of the U.S. Government, will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down.


--------------------------------------------------------------------------------

About the Funds                        32                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------

PREPAYMENT AND EXTENSION RISK
The Fund's investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the bond's maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate. Conversely, a decrease in expected prepayments may result in the extension of a security's effective maturity and a decline in its price.

SECURITIES SELECTION RISK
Securities selected by the Manager or Barrow for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Historical Performance
----------------------
The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Intermediate Investment Grade Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. The Fund's performance includes the effects of a favorable accounting adjustment which occurred during the processing of a large shareholder redemption on July 6, 2000. In the absence of this adjustment, the Fund's performance would have been less than depicted. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.

                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

98..........................................................   8.57%
99..........................................................  -2.15%
00..........................................................  12.36%
01..........................................................   8.13%
02..........................................................   8.35%
03..........................................................   3.51%

Highest Quarterly Return:                 4.69%
  (1/1/98 through 12/31/03)         (3rd Quarter 2001)
Lowest Quarterly Return:                  -1.26%
  (1/1/98 through 12/31/03)         (2nd Quarter 1999)

                             AVERAGE ANNUAL TOTAL RETURN
                         ------------------------------------
                                    AS OF 12/31/03
                         ------------------------------------
                                              SINCE INCEPTION
                         1 YEAR    5 YEARS       (9/15/97)
                         ------    -------    ---------------
RETURN BEFORE TAXES      3.51%      5.92%          6.76%
RETURN AFTER TAXES ON
  DISTRIBUTIONS          2.17%      3.83%          4.42%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND
  SALE OF FUND SHARES    2.27%      4.20%          4.30%
-------------------------------------------------------------
Lehman Bros. Aggregate
  Index(2)               4.11%      6.62%          7.32%(1)
Lipper Intermediate
  Investment Grade
  Index                  5.38%      6.22%          6.74%

(1) The Since Inception return is shown from 8/31/97.

(2) The Lehman Brothers Aggregate Index is a market value weighted performance benchmark for government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.



--------------------------------------------------------------------------------

Prospectus                             33                        About the Funds

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------



Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Intermediate Bond Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                        0.25%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.33
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.58%
                                                       ====



Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR ...................................   $59
3 YEARS...................................  $186
5 YEARS...................................  $324
10 YEARS..................................  $726



--------------------------------------------------------------------------------

About the Funds                        34                             Prospectus

AMERICAN AADVANTAGE

SHORT-TERM BOND FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Income and capital appreciation.


Principal Strategies
--------------------

The Fund invests at least 80% of its total assets in obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; mortgage-backed securities; asset-backed securities; and Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances and other notes. The Fund seeks capital appreciation by investing in corporate issues whose relative value is expected to increase over time.

Currently, the Manager is the sole investment adviser to the Fund.

The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all rating organizations rating the securities (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). No more than 25% of total assets may be invested in securities rated in the fourth highest rating category. The Fund, at the discretion of the Manager, may retain a security that has been downgraded below the initial investment criteria.

In determining which securities to buy and sell, the Manager employs a top-down fixed income investment strategy, as follows:


- Develop an overall investment strategy, including a portfolio duration target, by examining the current trends in the U.S. economy.

- Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.

- Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.

- Select specific debt securities within each security type.

- Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

Under normal circumstances, the Fund seeks to maintain a duration of one to three years. Duration is a measure of price sensitivity relative to changes in interest rates. For example, if a bond had a duration of four years, a 1% increase in U.S. Treasury interest rates could be expected to result in a 4% decrease in the value of the bond. Therefore, portfolios with longer durations are typically more sensitive to changes in interest rates. Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors
----------------------

INTEREST RATE RISK
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK
The Fund is subject to the risk that the issuer of a bond, including a U.S. Government agency not backed by the full faith and credit of the U.S. Government, will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down.

PREPAYMENT AND EXTENSION RISK
The Fund's investments in mortgage-backed securities are subject to the risk that the principal amount of the underlying mortgage may be repaid prior to the bond's maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate. Conversely, a decrease in expected prepayments may result in the extension of a security's effective maturity and a decline in its price.

SECURITIES SELECTION RISK
Securities selected by the Manager for the Fund may not perform to expectations. This could result in the Fund's


--------------------------------------------------------------------------------

Prospectus                             35                        About the Funds

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------

underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Short Investment Grade Bond Funds Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.

                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

94..........................................................   1.15%
95..........................................................   9.90%
96..........................................................   3.76%
97..........................................................   6.71%
98..........................................................   5.30%
99..........................................................   2.92%
00..........................................................   7.70%
01..........................................................   8.32%
02..........................................................   4.81%
03..........................................................   3.14%

Highest Quarterly Return:                 3.33%
  (1/1/94 through 12/31/03)         (3rd Quarter 2001)
Lowest Quarterly Return:                  -0.63%
  (1/1/94 through 12/31/03)         (1st Quarter 1996)

                                AVERAGE ANNUAL TOTAL RETURN
                               -----------------------------
                                      AS OF 12/31/03
                               -----------------------------
                               1 YEAR    5 YEARS    10 YEARS
                               ------    -------    --------
RETURN BEFORE TAXES            3.14%      5.35%      5.34%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                1.39%      3.07%      2.90%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                  2.03%      3.52%      3.35%
------------------------------------------------------------
Merrill Lynch 1-3 Yr
  Gov./Corp. Index(1)          2.74%      5.75%      5.89%
Lipper Short Investment Grade
  Bond Funds Index             2.64%      4.95%      5.19%

(1) The Merrill Lynch 1-3 Year Gov./Corp. Index is a market value weighted performance benchmark for government and corporate fixed-rate debt securities with maturities between one and three years.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Short-Term Bond Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                        0.25%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.29
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.54%
                                                       ====



--------------------------------------------------------------------------------

About the Funds                        36                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------



Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR ...................................   $55
3 YEARS...................................  $173
5 YEARS...................................  $302
10 YEARS..................................  $677



--------------------------------------------------------------------------------

Prospectus                             37                        About the Funds

AMERICAN AADVANTAGE

TREASURY INFLATION PROTECTED SECURITIES FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Inflation protection and income.


Principal Strategies
--------------------

Ordinarily, at least 80% of the Fund's total assets are invested in inflation-indexed debt securities issued by the U.S. Treasury Department and backed by the full faith and credit of the U.S. Government. Up to 20% of the Fund's assets may be invested in inflation-indexed debt securities issued by U.S. Government agencies or instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government), foreign governments, their agencies or instrumentalities, or U.S. and foreign corporations, as well as fixed income securities that are not indexed to inflation.

Inflation-indexed securities, also known as inflation-protected securities, are fixed income instruments structured such that their interest and principal payments are adjusted in order to provide a total return exceeding inflation over the long term. Each inflation-indexed security is tied to a particular inflation index, such as the Consumer Price Index in the U.S. or a comparable measure of inflation in a foreign country. As changes occur in the inflation rate, as represented by the designated index, the value of the security's principal is adjusted by the same proportion. Interest payments are calculated by multiplying the security's fixed coupon rate determined at issuance by the adjusted principal and dividing by the number of interest payments per year.

The Manager currently allocates the Fund's assets, generally on an equal basis, between two sub-advisers:

  Brown Brothers Harriman & Co. ("BBH")

  NISA Investment Advisors, LLC ("NISA")

The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as other securities rated in one of the four highest rating categories by all rating organizations rating the securities (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.).

BBH employs a fundamental, bottom-up investment strategy coupled with clearly defined risk parameters designed to capture inefficiencies in the inflation-indexed securities market. NISA's investment process combines strategic (top-down) and tactical (bottom-up) analysis to determine a strategy whose goal is to outperform the Fund's benchmark. The sub-advisers may use derivative instruments, such as futures contracts, options and swap agreements as a hedge against interest rate or foreign currency fluctuations.

Under normal circumstances, the Fund's dollar-weighted average maturity is expected to be between five and twenty years. Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations that are not inflation-indexed. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------

INTEREST RATE RISK
The Fund is subject to the risk that the market value of the securities it holds will decline due to rising interest rates. When interest rates rise, the prices of most fixed income securities go down. Although the inflation-indexed securities held by the Fund are protected against loss in principal value due to inflation, their prices will be affected by fluctuations in real interest rates. The price of a fixed income security is also affected by its maturity. Securities with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK
Securities issued directly by the U.S. Government are backed by the full faith and credit of the U.S. Government. However, securities issued by U.S. Government agencies and instrumentalities are not necessarily subject to the same guarantee. The Fund is subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down.

INCOME RISK
Because the interest and/or principal payments on an inflation-indexed security are adjusted periodically for changes in inflation, the income distributed by the Fund may be irregular. To achieve a total return greater than the rate of inflation over the long term, the portion of the Fund's distributions attributable to inflation adjustments must be reinvested in additional Fund shares.


--------------------------------------------------------------------------------

About the Funds                        38                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------

DEFLATION RISK
In a period of sustained deflation, the inflation-indexed securities held by the Fund may not pay any income. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-indexed securities it issues, other issuers may not offer the same guarantee. As a result, the Fund may suffer a loss during periods of sustained deflation.

DERIVATIVES RISK
The use of derivative instruments requires special skills, knowledge and investment techniques that differ from those required for normal portfolio management. Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost.

FOREIGN INVESTING RISK
The Fund may invest a portion of its assets in securities issued by foreign governments or foreign corporations. Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments,
(4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of conversion to the euro for countries joining the European Monetary Union.

SECURITIES SELECTION RISK
Securities selected by a sub-adviser for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Performance
----------------------

Since this is a new Fund without a performance history, the Prospectus does not include a bar chart of annual total returns or a performance table of average annual total returns.

Fees and Expenses
-----------------

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Treasury Inflation Protected Securities Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                        0.22%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.24(1)
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.46%
                                                       ====

(1) Other Expenses are based on estimates for the current fiscal year.


Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR ...................................   $47
3 YEARS...................................  $148



--------------------------------------------------------------------------------

Prospectus                             39                        About the Funds

AMERICAN AADVANTAGE

MONEY MARKET FUND(R)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.

Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the Money Market Portfolio of the AMR Trust.

The Fund invests exclusively in high quality variable or fixed rate, U.S. dollar denominated short-term money market instruments. These securities may include obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and bankers' acceptances; asset-backed securities; and repurchase agreements involving the foregoing obligations.

Currently, the Manager is the sole investment adviser to the Fund.

The Fund will only buy securities with the following credit qualities:

- rated in the highest short-term categories by two rating organizations, such as "A-1" by Standard & Poor's Ratings Services and "P-1" by Moody's Investors Service, Inc., at the time of purchase.

- rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or

- unrated securities that are determined to be of equivalent quality by the Manager pursuant to guidelines approved by the Board of Trustees.

The Fund invests more than 25% of its total assets in obligations issued by the banking industry. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, the Fund may not maintain this concentration.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

Principal Risk Factors
----------------------

- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

- Because the Fund concentrates its assets in the banking industry, factors affecting that industry could have a significant impact on the performance of the Fund.

- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

- As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund, including securities issued by U.S. Government agencies not backed by the full faith and credit of the U.S. Government, will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.

Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.

Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future. You may call 1-800-388-3344 or visit the Funds' website at www.aafunds.com to obtain the Fund's current seven-day yield.

                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

94..........................................................  4.22%
95..........................................................  6.04%
96..........................................................  5.50%
97..........................................................  5.64%
98..........................................................  5.56%
99..........................................................  5.18%
00..........................................................  6.45%
01..........................................................  4.15%
02..........................................................  1.67%
03..........................................................  0.97%



--------------------------------------------------------------------------------

About the Funds                        40                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------

Highest Quarterly Return:                   1.65%
  (1/1/94 through 12/31/03)       (3rd & 4th Quarter 2000)
Lowest Quarterly Return:                    0.21%
  (1/1/94 through 12/31/03)          (3rd Quarter 2003)

 AVERAGE ANNUAL TOTAL RETURN
-----------------------------
       AS OF 12/31/03
-----------------------------
1 YEAR    5 YEARS    10 YEARS
------    -------    --------
0.97%      3.67%      4.52%



Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                        0.10%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.17
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.27%
                                                       ====

(1) The expense table and the Example below reflect the expenses of both the Fund and the Money Market Portfolio of the AMR Trust.


Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR ...................................   $28
3 YEARS...................................   $87
5 YEARS...................................  $152
10 YEARS..................................  $343



--------------------------------------------------------------------------------

Prospectus                             41                        About the Funds

Historical Performance of Accounts
Similar to the Mid-Cap Value Fund
-----------------------------------

The performance shown below consists of the Barrow, Hanley, Mewhinney & Strauss Mid Cap Value Composite (the "Barrow Composite") and the Pzena Mid Cap Value Service Composite (the "Pzena Composite"), which are composites of accounts managed by Barrow and Pzena, respectively, that have investment objectives, policies and strategies substantially similar to those of the Mid-Cap Value Fund. The performance of the composites has been calculated using a time-weighted rate of return and is shown net of all fees and expenses. Applying the Mid-Cap Value Fund's expense structure to the composites would have lowered the performance results shown. Certain restrictions imposed by law on registered investment companies, such as the Mid-Cap Value Fund, are not applicable to the private accounts included in the composites and may have adversely affected the performance of the composites had they been applicable. THE PERFORMANCE SHOWN IS NOT THE PERFORMANCE OF THE MID-CAP VALUE FUND. NEITHER THE BAR CHARTS NOR THE TABLES THAT FOLLOW ARE INTENDED TO INDICATE HOW THE MID-CAP VALUE FUND WILL PERFORM IN THE FUTURE.

                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

00..........................................................    18.18%
01..........................................................    15.61%
02..........................................................   -10.17%
03..........................................................    35.43%

Total Return for the
  Quarter Ended 3/31/04:                    4.90%
Highest Quarterly Return:                  19.13%
  (1/1/00 through 12/31/03)          (2nd Quarter 2003)
Lowest Quarterly Return:                   -18.58%
  (1/1/00 through 12/31/03)          (3rd Quarter 2002)

                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

99..........................................................    -0.54%
00..........................................................    36.79%
01..........................................................    18.03%
02..........................................................    -9.30%
03..........................................................    41.58%

Total Return for the
  Quarter Ended 3/31/04:                    6.13%
Highest Quarterly Return:                  23.68%
  (1/1/99 through 12/31/03)          (2nd Quarter 1999)
Lowest Quarterly Return:                   -20.93%
  (1/1/99 through 12/31/03)          (3rd Quarter 2002)

                                AVERAGE ANNUAL TOTAL RETURN
                           --------------------------------------
                                       AS OF 12/31/03
                           --------------------------------------
                           1 YEAR    5 YEARS   SINCE INCEPTION(1)
                           -------   -------   ------------------
BARROW COMPOSITE           35.43%       N/A          12.99%
PZENA COMPOSITE            41.58%    15.58%          19.18%
-----------------------------------------------------------------
Russell Midcap(TM) Value
 Index(2)                  38.07%     8.73%           9.94%
                                                     11.96%
Lipper Mid-Cap Value
 Funds Index(3)            39.09%     9.42%          10.88%
                                                     12.14%

(1) The inception dates of the Barrow and Pzena Composites are 3/31/99 and 9/1/98, respectively. The Since Inception returns for the indices are from 3/31/99 and 8/31/98, respectively.

(2) The Russell Midcap Value Index is an unmanaged index of those stocks in the Russell Midcap Index with below-average price-to-book ratios and below-average forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index. Russell Midcap Value Index is a trademark and Russell 1000 Index is a service mark of the Frank Russell Company.

(3) The Lipper Mid-Cap Value Funds Index is a composite of mutual funds with the same investment objective as the Mid-Cap Value Fund.



--------------------------------------------------------------------------------

About the Funds                        42                             Prospectus

The Manager
-----------

The Funds have retained AMR Investment Services, Inc. to serve as their Manager. The Manager, located at 4151 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of March 31, 2004, the Manager had approximately $33.7 billion of assets under management, including approximately $16.9 billion under active management and $16.8 billion as named fiduciary or financial adviser. Approximately $19.1 billion of the Manager's total assets under management were related to AMR Corporation.

The Manager provides or oversees the provision of all administrative, investment advisory and portfolio management services to the Funds. The Manager


- develops the investment programs for each Fund,

- selects and changes sub-advisers and master portfolios, where applicable (subject to requisite approvals),

- allocates assets among sub-advisers,

- monitors the sub-advisers' and master portfolio advisers' investment programs and results,

- coordinates the investment activities of the sub-advisers to ensure compliance with regulatory restrictions,

- oversees each Fund's securities lending activities and actions taken by the securities lending agent, and

- with the exception of the Emerging Markets, International Equity, High Yield Bond, S&P 500 Index, Small Cap Index, International Equity Index, and Treasury Inflation Protected Securities Funds, invests the portion of Fund assets that the sub-advisers determine should be allocated to high quality short-term debt obligations.

As compensation for providing management services, the Manager receives an annualized advisory fee that is calculated and accrued daily, equal to the sum of:


- 0.25% of the net assets of the Manager's portion of the Intermediate Bond
  Fund,

- 0.25% of the net assets of the Short-Term Bond Fund, plus

- 0.10% of the net assets of all other Funds, except the Index Funds.

The Manager receives a fee of 0.10% of the net assets of the Balanced Fund (as noted above) plus a fee of 0.15% of the Fund's net fixed income assets under its management. In addition, the Balanced, Large Cap Value, Large Cap Growth, Mid-Cap Value, Small Cap Value, International Equity, Emerging Markets, High Yield Bond, Intermediate Bond and Treasury Inflation Protected Securities Funds pay the Manager the amounts due to their respective sub-advisers. The Manager then remits these amounts to the sub-advisers.

The Manager also may receive up to 25% of the net annual interest income or up to 25% of loan fees in regards to securities lending activities. Currently, the Manager receives 10% of the net annual interest income from the investment of cash collateral or 10% of the loan fees posted by borrowers. The Securities and Exchange Commission ("SEC") has granted exemptive relief that permits the Funds to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.

The management fees paid by the Funds for the fiscal year ended October 31, 2003, net of reimbursements and shown as a percentage of average net assets, were as follows:

                                       MANAGEMENT
FUND                                      FEES
----                                   ----------
Balanced.............................    0.29%
Large Cap Value......................    0.31%
Large Cap Growth.....................    0.63%
Small Cap Value......................    0.54%
International Equity.................    0.36%
Emerging Markets.....................    0.98%
High Yield Bond......................    0.64%
Intermediate Bond....................    0.25%
Short-Term Bond......................    0.25%

The management fees paid by the Money Market Fund for the fiscal year ended December 31, 2003, net of reimbursements, were 0.10% of average net assets.

William F. Quinn and Nancy A. Eckl have primary responsibility for the day-to-day operations of the Balanced, Large Cap Value, Large Cap Growth, Mid-Cap Value, Small Cap Value, International Equity, Emerging Markets, High Yield Bond, Intermediate Bond and Treasury Inflation Protected Securities Funds, except as indicated otherwise below. These responsibilities include oversight of the sub-advisers, regular review of each sub-adviser's performance and asset allocations among multiple sub-advisers. Mr. Quinn has served as President of the Manager since its inception in 1986. Ms. Eckl has served as Vice President-Trust Investments of the Manager since May 1995.

Michael W. Fields oversees the team responsible for the portfolio management of the Short-Term Bond and Money Market Funds and a portion of the fixed income assets of the Balanced and Intermediate Bond Funds. Mr. Fields has been with the Manager since it was founded in 1986 and serves as Vice President-Fixed Income Investments.

SSgA and Fund Asset Management
------------------------------

The S&P 500 Index Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio, which is managed by SSgA. SSgA is located at Two International Place, Boston, Massachusetts 02110. As of November 30, 2003, SSgA managed approximately $86 billion in assets and, together with its affiliates, which comprise State Street Global Advisors, the investment management business of State Street Corporation, managed approximately $1 trillion in assets. SSgA serves as investment adviser, and State Street Bank and Trust Company ("State Street") serves as administrator, custodian and transfer agent to the State Street Equity 500 Index Portfolio. As compensation for SSgA's services as investment adviser and State Street's services as adminis-


--------------------------------------------------------------------------------

Prospectus                             43                        About the Funds
trator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary audit and legal expenses), State Street receives an advisory fee at an annual rate of 0.045% of the average daily net assets of the Portfolio.

The Small Cap Index and International Equity Index Funds invest all of their investable assets in corresponding portfolios of the Quantitative Master Series Trust ("Index Trust") with similar names and identical investment objectives. The Index Trust is managed by Fund Asset Management, L.P. ("FAM"), a Delaware limited partnership, the partners of which are Merrill Lynch & Co., a financial services holding company and the parent of Merrill Lynch, and Princeton Services. FAM is located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536. Assets under management as of January 31, 2004 were approximately $518 billion. FAM serves as investment adviser and administrator to the Index Trust. As compensation for providing investment advisory services (and for assuming ordinary operating expenses), FAM receives an annualized fee of 0.08% of the average daily net assets of the Master Small Cap Index Series and 0.01% of the average daily net assets of the International Index Series. However, FAM has contractually agreed to waive the fee for the Master Small Cap Index Series down to 0.01%, as long as the administrative fee of the Merrill Lynch Fund, which also invests in the Master Small Cap Index Series, is maintained at 0.29%. The Master Small Cap Index Series and the Master International Index Series are managed by the Merrill Lynch Investment Managers Index Management Team.

The Sub-Advisers
-----------------------

Set forth below is a brief description of the sub-advisers for the Funds. The Manager is the sole investment adviser to the Money Market Fund and the Short-Term Bond Fund. Except for these Funds, each Fund's assets are allocated among one or more sub-advisers by the Manager. The assets of the Intermediate Bond Fund are allocated by the Manager between the Manager and another sub-adviser. The assets of the Balanced Fund are allocated by the Manager among the Manager and three other sub-advisers. Each sub-adviser has discretion to purchase and sell securities for its segment of a Fund's assets in accordance with the Fund's objectives, policies, restrictions and more specific strategies provided by the Manager. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new sub-advisers without approval of a Fund's shareholders, but subject to approval of the Funds' Board of Trustees ("Board") and for those Funds that invest their assets in the AMR Trust, approval of the AMR Trust Board. The Prospectus will be supplemented if additional sub-advisers are retained or the contract with any existing sub-adviser is terminated.

BARROW, HANLEY, MEWHINNEY & STRAUSS, INC. ("BARROW"), 3232 McKinney Avenue, 15th Floor, Dallas, Texas 75204, is a professional investment counseling firm that has been providing investment advisory services since 1979. The firm is a subsidiary of Old Mutual Asset Managers (US) LLC, which is a subsidiary of Old Mutual plc, an international financial services group. As of December 31, 2003, Barrow had discretionary investment management authority with respect to approximately $32.4 billion of assets, including approximately $1.0 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Barrow serves as a sub-adviser to the Balanced, Large Cap Value, Mid-Cap Value, Small Cap Value, Intermediate Bond, and Short-Term Bond Funds, although the Manager does not presently intend to allocate any of the assets in the Short-Term Bond Fund to Barrow.

BRANDYWINE ASSET MANAGEMENT, LLC ("BRANDYWINE"), 201 North Walnut Street, Wilmington, Delaware 19801, is a professional investment counseling firm founded in 1986. Brandywine is a wholly owned subsidiary of Legg Mason, Inc. As of December 31, 2003, Brandywine had assets under management totaling approximately $12.7 billion, including approximately $1.4 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Brandywine serves as a sub-adviser to the Balanced, Large Cap Value and Small Cap Value Funds.

BROWN BROTHERS HARRIMAN & CO. ("BBH"), 140 Broadway, New York, New York 10005, is a privately held bank established in 1818. BBH has established a separately identifiable department (SID) to provide investment advice to mutual funds. As of December 31, 2003, BBH managed approximately $36 billion in assets. BBH serves as a sub-adviser to the Treasury Inflation Protected Securities Fund.

CAUSEWAY CAPITAL MANAGEMENT LLC ("CAUSEWAY"), 11111 Santa Monica Blvd., Suite 1550, Los Angeles, California 90025, is a professional international and global equity asset management firm. Causeway began operations in June 2001 and was founded by the key international value equity management personnel at the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P., a former sub-adviser to the International Equity Fund. As of December 31, 2003, Causeway had approximately $5.5 billion in assets under management, including approximately $1.1 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Causeway serves as a sub-adviser to the International Equity Fund.

GOLDMAN SACHS ASSET MANAGEMENT, L.P. ("GSAM"), 32 Old Slip, New York, New York 10005, is an affiliate of Goldman, Sachs & Co. As of December 31, 2003, GSAM, along with other units of the Investment Management Division of Goldman, Sachs & Co., managed over $375.7 billion in assets, including approximately $26 million of assets of AMR Corporation and its subsidiaries and affiliated entities. GSAM serves as a sub-adviser to the Large Cap Growth Fund.

HOTCHKIS AND WILEY CAPITAL MANAGEMENT, LLC ("HOTCHKIS"), 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017, is a professional domestic equity management firm. Hotchkis was formed in October 2001 from the key domestic equity management personnel at Merrill Lynch Investment Managers, L.P., a former sub-adviser to the Funds. As of December 31, 2003, Hotchkis had approximately $9.6 billion in assets


--------------------------------------------------------------------------------

About the Funds                        44                             Prospectus
under management, including approximately $879 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Hotchkis serves as a sub-adviser to the Balanced, Large Cap Value and Small Cap Value Funds.

J.P. MORGAN INVESTMENT MANAGEMENT INC. ("J.P. MORGAN"), 522 Fifth Avenue, New York, New York 10036, is an indirect wholly owned subsidiary of J.P. Morgan Chase & Co. As of December 31, 2003, J.P. Morgan and its affiliates had approximately $559 billion in assets under management, including over $1.0 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. J.P. Morgan serves as a sub-adviser to the Large Cap Growth Fund.

LAZARD ASSET MANAGEMENT LLC ("LAZARD"), 30 Rockefeller Plaza, New York, New York 10112, an SEC registered investment adviser, is a subsidiary of Lazard Freres & Co. LLC, a registered broker-dealer. Lazard and its affiliates provided investment management services to client discretionary accounts with assets totaling approximately $69.1 billion as of December 31, 2003, including approximately $890 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Lazard serves as a sub-adviser to the International Equity Fund.

METROPOLITAN WEST CAPITAL MANAGEMENT, LLC ("METWEST CAPITAL"), 610 Newport Center Drive, Suite 1000, Newport Beach, California 92660, is a professional investment counseling firm founded in 1997. The firm is majority owned by its key professionals and minority owned by Metropolitan West Financial, LLC. As of December 31, 2003, MetWest Capital had approximately $1.8 billion of assets under management, which included approximately $212 million of assets of AMR Corporation and its subsidiaries and affiliated entities. MetWest Capital serves as a sub-adviser to the Large Cap Value Fund.

MORGAN STANLEY INVESTMENT MANAGEMENT INC. ("MSIM INC."), 1221 Avenue of the Americas, New York, New York 10020, is a direct subsidiary of Morgan Stanley. As of December 31, 2003, MSIM Inc., together with its affiliated institutional asset management companies, managed assets of approximately $421 billion, including approximately $214 million of assets of AMR Corporation and its subsidiaries and affiliated entities. MSIM Inc. serves as a sub-adviser to the Emerging Markets Fund.

NISA INVESTMENT ADVISORS, LLC ("NISA"), 150 N. Meramec Avenue, Suite 640, St. Louis, Missouri 63105, is an employee-owned investment advisory firm that began managing assets in 1994. As of December 31, 2003, NISA had assets of approximately $20 billion under management, including approximately $1.2 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. NISA serves as a sub-adviser to the Treasury Inflation Protected Securities Fund.

POST ADVISORY GROUP, LLC ("POST"), 11755 Wilshire Blvd., Suite 1400, Los Angeles, California 90025, is a high yield fixed income management firm and the successor advisory entity of Post Advisory Group, Inc., initially founded by Lawrence Post in April 1992. Post is majority owned by Principal Global Investors, LLC. As of December 31, 2003, Post had assets under management totaling approximately $4.4 billion, including approximately $296 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Post serves as sub-adviser to the High Yield Bond Fund.

PZENA INVESTMENT MANAGEMENT, LLC ("PZENA"), 120 West 45th Street, 34th Floor, New York, New York 10036, is a majority employee-owned investment management firm founded in 1995. As of December 31, 2003, Pzena had assets of approximately $5.8 billion under management. Pzena serves as a sub-adviser to the Mid-Cap Value Fund.

TEMPLETON INVESTMENT COUNSEL, LLC ("TEMPLETON"), 500 East Broward Blvd., Suite 2100, Fort Lauderdale, Florida 33394, is an indirect wholly owned subsidiary of Franklin Resources, Inc., a global investment organization operating as Franklin Templeton Investments. Franklin Templeton Investments provides global and domestic investment management services, through its Franklin, Templeton, Mutual Series and Fiduciary Trust subsidiaries. The San Mateo, CA-based company has over 50 years of investment experience and more than $336.7 billion in assets under management as of December 31, 2003. Of this amount, approximately $1.1 billion were assets of AMR Corporation and its subsidiaries and affiliated entities. Templeton serves as a sub-adviser to the International Equity Fund.

THE BOSTON COMPANY ASSET MANAGEMENT, LLC ("THE BOSTON COMPANY"), One Boston Place, Boston, Massachusetts 02108, is a subsidiary of Mellon Financial Corporation. Assets under management as of December 31, 2003 were $34 billion, including approximately $224 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Certain of the assets managed by The Boston Company are managed as dual officers of affiliated entities. The Boston Company serves as a sub-adviser to the Emerging Markets Fund.

All other assets of American Airlines, Inc. and its affiliates under management by each respective sub-adviser (except assets managed by Barrow and NISA under the HALO Bond Program) are considered when calculating the fees for each sub-adviser. Including these assets lowers the investment advisory fees for each applicable Fund.


Valuation of Shares
-------------------

The price of each Fund's shares is based on its net asset value ("NAV") per share. Each Fund's NAV is computed by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. Equity securities are valued based on market value. Debt securities (other than short-term securities) usually are valued on the basis of prices provided by a pricing service. In some cases, the price of debt securities is determined using quotes obtained from brokers. Securities are valued at fair value, as determined in good faith and pursuant to procedures ap-



--------------------------------------------------------------------------------

Prospectus                             45                        About the Funds
proved by a Fund's or Portfolio's applicable Board of Trustees, under certain limited circumstances. For example, fair valuation would be used if market quotations are not readily available or a significant event occurs after the close of the exchange, but prior to the determination of the Fund's NAV, that may affect the value of one or more securities held by a Fund or Portfolio. The price of a security determined through fair valuation may differ from the price quoted or published by other sources. Securities held by the Money Market Fund are valued in accordance with the amortized cost method, which is designed to enable that Fund to maintain a stable NAV of $1.00 per share.

The NAV of Institutional Class shares will be determined based on a pro rata allocation of the Fund's or Portfolio's (as applicable) investment income, expenses and total capital gains and losses. Except for the Money Market Fund, each Fund's NAV per share is determined as of the close of the New York Stock Exchange ("Exchange"), generally 4:00 p.m. Eastern Time, on each day on which it is open for business. The NAV per share for the Money Market Fund is typically determined as of 5:00 p.m. Eastern Time, on each day on which the Exchange is open for business. On days when the financial markets in which the Money Market Fund invests close early, the NAV may be calculated as of the earlier close of those markets. In addition to the days the Exchange is closed, the Money Market Fund is also not open and no NAV is calculated on Columbus Day and Veterans Day. In certain limited circumstances, the Money Market Fund, at its discretion, may designate other days as a business day on which it will accept purchases and redemptions (but typically not exchanges between the Money Market Fund and another American AAdvantage Fund). Because the International Equity, Emerging Markets, and International Equity Index Funds (the "International Funds") invest in securities primarily listed on foreign exchanges that trade on days when the Funds do not price their shares, the NAV per share of the International Funds may change on days when shareholders will not be able to purchase or redeem the International Funds' shares.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------


Purchase and Redemption of Shares
---------------------------------


Eligibility
-----------

Institutional Class shares are offered without a sales charge to investors who make an initial investment of at least $2 million, including:


- agents or fiduciaries acting on behalf of their clients (such as employee benefit plans, personal trusts and other accounts for which a trust company or financial advisor acts as agent or fiduciary);

- endowment funds and charitable foundations;

- employee welfare plans that are tax-exempt under Section 501(c)(9) of the Internal Revenue Code of 1986, as amended ("Code");

- qualified pension and profit sharing plans;

- cash and deferred arrangements under Section 401(k) of the Code;

- corporations; and

- other investors who make an initial investment of at least $2 million.

The Manager may allow a reasonable period of time after opening an account for an investor to meet the initial investment requirement. In addition, for investors such as trust companies and financial advisors who make investments for a group of clients, the minimum initial investment can be met through an aggregated purchase order for more than one client.


Opening an Account
------------------

A completed, signed application is required to open an account. You may request an application form by:


- calling (800) 967-9009, or

- visiting the Funds' website at www.aafunds.com and downloading an account application.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. Non-public corporations and other entities may be required to provide articles of incorporation, trust or partnership agreements, tax ID numbers, and Social Security numbers for persons authorized to provide instructions on the account. The Funds are required by law to reject your new account application if the required identifying information is not provided.

Complete the application, sign it and

         Mail to:             or Fax to:
American AAdvantage Funds   (817) 931-8803
4151 Amon Carter Blvd., MD
           2450
   Fort Worth, TX 76155



Purchase Policies
-----------------

Shares of the Funds are offered and purchase orders are typically accepted until the deadlines listed below on each day on which the Exchange is open for business. In addition, the Money Market Fund may, at its discretion, accept orders on days when the Exchange is closed. Shares of the Money Market Fund are not offered and orders are not accepted on Columbus Day and Veterans Day.

                             PURCHASE ORDER DEADLINE
FUND                             (EASTERN TIME)
----                         -----------------------
Money Market                         5:00 p.m.*
All other Funds                      4:00 p.m.**

    *or such other time as may be designated by the Fund
   **or the close of the Exchange (whichever comes first)

If a purchase order is received in good order prior to the applicable Fund's deadline, the purchase price will be the NAV per share next determined on that day. If a



--------------------------------------------------------------------------------

About Your Investment                  46                             Prospectus
purchase order is received in good order after the applicable deadline, the purchase price will be the NAV per share of the following day that the Fund is open for business. Each Fund has the right to reject any purchase order or cease offering shares at any time. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. No sales charges are assessed on the purchase or sale of Fund shares.


Redemption Policies
-------------------

Shares of any Fund may be redeemed by telephone, via the Funds' web site, or by mail on any day that the Fund is open for business. The redemption price will be the NAV next determined after a redemption request is received in good order, minus a redemption fee, if applicable. In order to receive the redemption price calculated on a particular business day, redemption requests must be received in good order by the deadlines listed below or by the close of the Exchange (whichever comes first). For assistance with completing a redemption request, please call (800) 658-5811.


                         REDEMPTION REQUEST DEADLINE
                               (EASTERN TIME)
                         ---------------------------
Money Market                       3:00 p.m.*
All other Funds                    4:00 p.m.**

    *Wire proceeds from requests received by this time are generally transmitted to shareholders on the same day.
   **Wire proceeds from requests received by this time are generally transmitted to shareholders on the next day the Funds are open for business.

In any event, proceeds from a redemption order for any Fund will typically be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. Delivery of proceeds from shares purchased by check may be delayed until the check has cleared, which may take up to 15 days.

A redemption fee of 2% will be deducted from your redemption amount when you sell shares of the International Equity Fund or Emerging Markets Fund that you have owned for less than 30 days or 90 days, respectively. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading activity in and out of the Fund. If you purchased shares on multiple dates, the shares you have held the longest will be redeemed first for purposes of assessing the redemption fee. The redemption fee is not imposed on shares acquired through the reinvestment of distributions or shares redeemed through pre-authorized automatic redemption plans. In addition, the redemption fee may not apply to arrangements through financial intermediaries. The redemption fee will be imposed on shares held in retirement plans to the extent that plan intermediaries are able to charge the fee to plan participants for credit to the applicable Fund.

The Funds reserve the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of a Fund's investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Funds' shareholders.

Although the Funds intend to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund or its corresponding portfolio. Unpaid dividends credited to an account up to the date of redemption of all shares of a Money Market Fund generally will be paid at the time of redemption.

HOW TO PURCHASE SHARES
By Wire
If your account has been established, you may call (800)
658-5811 or visit www.aafunds.com (select "My Account") to purchase shares by wire. Send a bank wire to State Street
Bank and Trust Co. with these instructions:
- ABA# 0110-0002-8; AC-9905-342-3,
- Attn: American AAdvantage Funds-Institutional Class,
- the Fund name and Fund number, and
- shareholder's account number and registration.
By Check
- Make check payable to American AAdvantage Funds.
- Include the shareholder's account number, Fund name and Fund number on the check.
- Mail the check to:
  American AAdvantage Funds
  P.O. Box 219643
  Kansas City, MO 64121-9643
By Exchange
Shares of a Fund may be purchased by exchange from another
American AAdvantage Fund if the shareholder has owned
Institutional Class shares of the other American AAdvantage
Fund for at least 15 days. Fund shares may be acquired through exchange only in states in which they can be legally sold. Send a written request to the address above, visit www.aafunds.com or call (800) 658-5811 to exchange shares.



--------------------------------------------------------------------------------

Prospectus                             47                  About Your Investment

HOW TO REDEEM SHARES
By Telephone

- Call (800) 658-5811 to request a redemption.
- Proceeds from redemptions placed by telephone will generally be transmitted by wire only, as instructed on the application form.
By Mail

Write a letter of instruction including:
- the Fund name and Fund number,
- shareholder account number,
- shares or dollar amount to be redeemed, and
- authorized signature(s) of all persons required to sign for the account.
  Mail to:
  American AAdvantage Funds
  P.O. Box 219643
  Kansas City, MO 64121-9643
- Other supporting documents may be required for estates, trusts, guardianships, custodians, corporations, and welfare, pension and profit sharing plans. Call (800)
  658-5811 for instructions.
- Proceeds will only be mailed to the account address of record or transmitted by wire to a commercial bank account designated on the account application form.
A STAMP2000 Medallion Imprint signature guarantee is required for redemption orders:
- with a request to send the proceeds to an address or commercial bank account other than the address or commercial bank account designated on the account application, or
- for an account requesting payment by check whose address has changed within the last 30 days.
By Exchange

Shares of a Fund may be redeemed in exchange for another
American AAdvantage Fund -- Institutional Class if the shareholder has owned Institutional Class shares of the Fund for at least 15 days. Fund shares may be acquired through exchange only in states in which they can be legally sold.
Send a written request to the address above, visit www.aafunds.com or call (800) 658-5811 to exchange shares.

Via "My Account" on www.aafunds.com

If you have established bank instructions for your account, you may request a redemption by selecting "My Account" on www.aafunds.com. To establish bank instructions, please call
(800) 658-5811.



General Policies
----------------

If a shareholder's account balance in any Fund falls below $100,000, the shareholder may be asked to increase the balance. If the account balance remains below $100,000 after 45 days, the Funds reserve the right to close the account and send the proceeds to the shareholder.

The following policies apply to instructions you may provide to the Funds by telephone:

- The Funds, their officers, trustees, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.

- The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone are genuine.

- Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

The Funds reserve the right to:

- liquidate a shareholder's account at the current day's NAV and remit proceeds via check if the Funds are unable to verify the shareholder's identity within three business days of account opening,

- modify or terminate the exchange privilege at any time,

- terminate the exchange privilege of any shareholder who makes more than one exchange in and out of a Fund (other than the Money Market Fund) during any three month period, and

- seek reimbursement from the shareholder for any related loss incurred if payment for the purchase of Fund shares by check does not clear the shareholder's bank.

In order to discourage short-term trading of the Funds' shares, the Funds will not accept more than one exchange in and out of any Fund (except for the Money Market Fund) within any three-month period. If the Manager determines that a shareholder is investing in a Fund to profit from day-to-day fluctuations in the Fund's net asset value, also known as market timing, the Fund may reject any order or terminate the exchange privilege of that shareholder. There are no assurances that



--------------------------------------------------------------------------------

About Your Investment                  48                             Prospectus
the Funds will be able to identify or prevent market timing activity.

Third parties who offer Fund shares, such as banks, broker-dealers and 401(k) plan providers, may charge transaction fees and may set different minimum investments or limitations on purchasing or redeeming shares.

Distributions and Taxes
-----------------------

The Funds distribute most or all of their net earnings in the form of dividends from net investment income and distributions of realized net capital gains and gains from foreign currency transactions. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Monthly distributions are paid to shareholders on the first business day of the following month.

Distributions are paid as follows:

                                                    OTHER
                                                DISTRIBUTIONS
FUND                        DIVIDENDS PAID          PAID
----                        --------------      -------------
Balanced                       Annually           Annually
Large Cap Value                Annually           Annually
Large Cap Growth               Annually           Annually
Mid-Cap Value                  Annually           Annually
Small Cap Value                Annually           Annually
International Equity           Annually           Annually
Emerging Markets               Annually           Annually
S&P 500 Index            April, July, October     Annually
                             and December
Small Cap Index                Annually           Annually
International Equity
  Index                        Annually           Annually
High Yield Bond                Monthly            Annually
Intermediate Bond              Monthly            Annually
Short-Term Bond                Monthly            Annually
Treasury Inflation
  Protected Securities         Monthly            Annually
Money Market                   Monthly            Monthly

Usually, dividends received from a Fund are taxable as ordinary income, regardless of whether dividends are reinvested. However, the portion of a Fund's dividends derived from its investments in certain direct U.S. Government obligations may be exempt from state and local income taxes. Distributions by a Fund of realized net short-term capital gains and gains from certain foreign currency transactions are similarly taxed as ordinary income. Distributions by the Funds of realized net long-term capital gains are taxable to their shareholders as long-term capital gains regardless of how long an investor has been a shareholder.

Some foreign countries may impose taxes on dividends paid to and gains realized by the International Funds. An International Fund may treat these taxes as a deduction or, under certain conditions, "flow the tax through" to its shareholders. In the latter event, a shareholder may either deduct the taxes or use them to calculate a credit against his or her federal income tax.

A portion of the dividends paid by the Balanced Fund, the Large Cap Value Fund, the Large Cap Growth Fund, the Mid-Cap Value Fund, the Small Cap Value Fund, the S&P 500 Index Fund, the Small Cap Index Fund, and the High Yield Bond Fund is eligible for the dividends-received deduction allowed to corporations. The eligible portion for any Fund may not exceed its aggregate dividends received from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction may be subject indirectly to the federal alternative minimum tax. An International Fund's dividends most likely will not qualify for the dividends-received deduction because none of the dividends it receives are expected to be paid by U.S. corporations.

Shareholders may realize a taxable gain or loss when redeeming or exchanging shares (other than shares of the Money Market Fund). That gain or loss may be treated as a short-term or long-term gain, depending on how long the sold or exchanged shares were held.

This is only a summary of some of the important income tax considerations that may affect Fund shareholders. Shareholders should consult their tax adviser regarding specific questions as to the effect of federal, state or local income taxes on an investment in the Funds.


ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Distribution of Fund Shares
----------------------------

The Funds do not incur any direct distribution expenses related to Institutional Class shares. However, the Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, which authorizes the use of any fees received by the Manager in accordance with the Administrative Services and Management Agreements, and any fees received by the sub-advisers pursuant to their Investment Advisory Agreements with the Manager, to be used for the sale and distribution of Fund shares. In the event the Funds begin to incur distribution expenses, distribution fees may be paid out of Fund assets, possibly causing the cost of your investment to increase over time and resulting in costs higher than other types of sales charges.



--------------------------------------------------------------------------------

Prospectus                             49                 Additional Information

Master-Feeder Structure
-----------------------

Under a master-feeder structure, a "feeder" fund invests all of its investable assets in a "master" fund with the same investment objective. The "master" fund purchases securities for investment. The master-feeder structure works as follows:

                        (MASTER-FEEDER STRUCTURE CHART)

Each Master-Feeder Fund can withdraw its investment in its corresponding portfolio at any time if the Board determines that it is in the best interest of the Fund and its shareholders to do so. A change in a portfolio's fundamental objective, policies and restrictions, which is not approved by the shareholders of its corresponding Fund, could require that Fund to redeem its interest in the portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the portfolio. Should such a distribution occur, that Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for that Fund and could affect adversely the liquidity of the Fund. If a Master-Feeder Fund withdraws its investment in its corresponding portfolio, the Fund's assets will be invested directly in investment securities or in another master fund, according to the investment policies and restrictions described in this Prospectus.

Prior to March 1, 2002, the Balanced, Large Cap Value, Small Cap Value, Emerging Markets, Intermediate Bond, and Short-Term Bond Funds invested all of their investable assets in a corresponding portfolio of the AMR Investment Services Trust with a similar name and identical investment objective. On March 1, 2002, the master-feeder structure of these Funds was discontinued, and each Fund now directly purchases securities for investment in accordance with its respective investment objective.


Financial Highlights
--------------------

The financial highlights tables are intended to help you understand each Fund's financial performance for the past five fiscal years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in each Fund's table represent the rate that an investor would have earned (or lost) on an investment in that Fund (assuming reinvestment of all dividends and distributions). Each Fund's financial highlights were audited by Ernst & Young LLP, independent auditors. The financial highlights of the S&P 500 Index Fund were audited by PricewaterhouseCoopers LLP, independent auditors, through the end of 1999. The report of Ernst & Young LLP, along with the Funds' financial statements, is found in the Funds' Annual Report, which you may obtain upon request.



--------------------------------------------------------------------------------

Additional Information                 50                             Prospectus

                                                                           BALANCED FUND-INSTITUTIONAL CLASS
                                                              -----------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------
                                                               2003       2002      2001(D E G)     2000(B)        1999
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                ------     ------     -----------     --------     --------
Net asset value, beginning of period........................  $10.97     $12.07      $  12.27       $  13.01     $  14.56
                                                              ------     ------      --------       --------     --------
Income from investment operations:
   Net investment income(A C)...............................    0.30       0.11          0.51           0.58         0.50
   Net gains (losses) on securities (both realized and
     unrealized)(C).........................................    1.85      (0.69)        (0.03)         (0.03)       (0.39)
                                                              ------     ------      --------       --------     --------
Total income (loss) from investment operations..............    2.15      (0.58)         0.48           0.55         0.11
                                                              ------     ------      --------       --------     --------
Less distributions:
   Dividends from net investment income.....................   (0.13)     (0.44)        (0.68)         (0.51)       (0.49)
   Distributions from net realized gains on securities......      --      (0.08)           --          (0.78)       (1.17)
                                                              ------     ------      --------       --------     --------
Total distributions.........................................   (0.13)     (0.52)        (0.68)         (1.29)       (1.66)
                                                              ------     ------      --------       --------     --------
Net asset value, end of period..............................  $12.99     $10.97      $  12.07       $  12.27     $  13.01
                                                              ======     ======      ========       ========     ========
Total return................................................   19.77%     (5.14)%        4.07%          5.13%        0.53%
                                                              ======     ======      ========       ========     ========
Ratios and supplemental data:
   Net assets, end of period (in thousands).................  $9,041     $8,994      $157,775       $260,880     $139,519
   Ratios to average net assets (annualized):
       Expenses(C)..........................................    0.63%      0.62%         0.62%          0.61%        0.59%
       Net investment income(C).............................    2.74%      3.12%         3.56%          4.39%        3.55%
   Portfolio turnover rate(F)...............................      69%        84%          122%           121%          90%

(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

(B) GSB Investment Management, Inc. was removed as an investment adviser to the Balanced Fund on March 1, 2000.

(C) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Balanced Portfolio through February 28, 2002.

(D) On September 7, 2001, AMR Investment Services, Inc. assumed management of the fixed income portion of the Balanced Fund's assets previously managed by Merrill Lynch Investment Managers, L.P.

(E) On October 9, 2001, Hotchkis and Wiley Capital Management, LLC assumed management of the equity portion of the Balanced Fund's assets previously managed by Merrill Lynch Investment Managers, L.P.

(F) The American AAdvantage Balanced Fund invested all of its investable assets in its corresponding Portfolio through February 28, 2002. Portfolio turnover rate through February 28, 2002 was that of the Portfolio.

(G) Independence Investment LLC was removed as an investment adviser to the Balanced Fund on November 30, 2000.



--------------------------------------------------------------------------------

Prospectus                             51                 Additional Information

                                                            LARGE CAP VALUE FUND-INSTITUTIONAL CLASS
                                                    ---------------------------------------------------------
                                                                     YEAR ENDED OCTOBER 31,
                                                    ---------------------------------------------------------
                                                     2003        2002       2001(B G)     2000(E)     1999(D)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:      -------     -------     ---------     -------     -------
Net asset value, beginning of period..............  $ 12.55     $14.51       $ 15.83      $18.69      $ 20.93
                                                    -------     -------      -------      ------      -------
Income from investment operations:
    Net investment income(A C)....................     0.20       0.27          0.28        0.47         0.38
    Net gains (losses) on securities (both
      realized and unrealized)(C).................     3.16      (1.76)        (0.61)       0.06         0.04
                                                    -------     -------      -------      ------      -------
Total income (loss) from investment operations....     3.36      (1.49)        (0.33)       0.53         0.42
                                                    -------     -------      -------      ------      -------
Less distributions:
    Dividends from net investment income..........    (0.29)     (0.30)        (0.50)      (0.34)       (0.40)
    Distributions from net realized gains on
      securities..................................       --      (0.17)        (0.49)      (3.05)       (2.26)
                                                    -------     -------      -------      ------      -------
Total distributions...............................    (0.29)     (0.47)        (0.99)      (3.39)       (2.66)
                                                    -------     -------      -------      ------      -------
Net asset value, end of period....................  $ 15.62     $12.55       $ 14.51      $15.83      $ 18.69
                                                    =======     =======      =======      ======      =======
Total return......................................    27.30%    (10.83)%       (2.21)%      4.81%        1.72%
                                                    =======     =======      =======      ======      =======
Ratios and supplemental data:
    Net assets, end of period (in thousands)......  $23,512     $21,589      $10,081      $7,594      $45,039
    Ratios to average net assets (annualized):
        Expenses(C)...............................     0.66%      0.61%         0.64%       0.53%        0.59%
        Net investment income(C)..................     1.88%      1.82%         1.76%       3.71%        1.94%
    Portfolio turnover rate(F )...................       27%        34%           60%         58%          33%

(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

(B) On October 9, 2001, Hotchkis and Wiley Capital Management, LLC assumed management of the Large Cap Value Fund's assets previously managed by Merrill Lynch Investment Managers, L.P.

(C) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Large Cap Value Portfolio through February 28, 2002.

(D) Prior to March 1, 1999, the Large Cap Value Fund was known as the Growth and Income Fund.

(E) GSB Investment Management, Inc. was removed as an investment adviser to the Large Cap Value Fund on March 1, 2000.

(F) The American AAdvantage Large Cap Value Fund invested all of its investable assets in its corresponding Portfolio through February 28, 2002. Portfolio turnover rate through February 28, 2002 was that of the Portfolio.

(G) Metropolitan West Capital Management, LLC replaced Independence Investment LLC as an investment adviser to the Large Cap Value Fund on December 1, 2000.

                                                                LARGE CAP GROWTH FUND-INSTITUTIONAL CLASS
                                                              ----------------------------------------------
                                                                  YEAR ENDED OCTOBER 31,         JULY 31 TO
                                                              -------------------------------    OCTOBER 31,
                                                               2003        2002        2001         2000
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -------     -------     -------    -----------
Net asset value, beginning of period........................  $  4.53     $  5.66     $  9.54      $10.00
                                                              -------     -------     -------      ------
Income from investment operations:
    Net investment income (loss)(A).........................     0.02        0.03       (0.01)         --
    Net gains (losses) on securities (both realized and
      unrealized)(A)........................................     0.94       (1.16)      (3.86)      (0.46)
                                                              -------     -------     -------      ------
Total income (loss) from investment operations..............     0.96       (1.13)      (3.87)      (0.46)
                                                              -------     -------     -------      ------
Less distributions:
    Dividends from net investment income....................    (0.02)         --       (0.01)         --
                                                              -------     -------     -------      ------
Total distributions.........................................    (0.02)         --       (0.01)         --
                                                              -------     -------     -------      ------
Net asset value, end of period..............................  $  5.47     $  4.53     $  5.66      $ 9.54
                                                              =======     =======     =======      ======
Total return................................................    21.15%     (19.96)%    (40.62)%     (4.60)%(C)
                                                              =======     =======     =======      ======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $     1     $     1     $     1      $    1
    Ratios to average net assets (annualized)(A):
        Expenses............................................     0.87%       0.87%       0.99%       0.99%
        Net investment income (loss)........................     0.18%       0.06%      (0.26)%        --
        Decrease reflected in above expense ratio due to
          absorption of expenses by the Manager(A)..........       --          --        0.02%       0.29%
    Portfolio turnover rate(B)..............................      138%        135%         85%          9%(C)

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Large Cap Growth Portfolio through February 28, 2001.

(B) The American AAdvantage Large Cap Growth Fund invested all of its investable assets in its corresponding Portfolio through February 28, 2001. Portfolio turnover rate through February 28, 2001 was that of the Portfolio.

(C) Not annualized.


--------------------------------------------------------------------------------

Additional Information                 52                             Prospectus

                                                                                SMALL CAP VALUE FUND-
                                                                                 INSTITUTIONAL CLASS
                                                              ---------------------------------------------------------
                                                                                                           DECEMBER 31,
                                                                        YEAR ENDED OCTOBER 31,               1998 TO
                                                              ------------------------------------------   OCTOBER 31,
                                                              2003(D)      2002       2001(C)      2000        1999
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -------     -------     -------     ------   ------------
Net asset value, beginning of period........................  $ 11.28     $ 11.69     $10.08      $ 9.07      $10.00
                                                              -------     -------     ------      ------      ------
Income from investment operations:
    Net investment income (loss)(A).........................    (0.01)      (0.01)      0.16        0.21        0.07
    Net gains (losses) on securities (both realized and
      unrealized)(A)........................................     5.24        0.47       1.81        1.01       (1.00)
                                                              -------     -------     ------      ------      ------
Total income (loss) from investment operations..............     5.23        0.46       1.97        1.22       (0.93)
                                                              -------     -------     ------      ------      ------
Less distributions:
    Dividends from net investment income....................    (0.02)      (0.11)     (0.19)      (0.04)         --
    Distributions from net realized gains on securities.....    (0.28)      (0.76)     (0.17)      (0.17)         --
                                                              -------     -------     ------      ------      ------
Total distributions.........................................    (0.30)      (0.87)     (0.36)      (0.21)         --
                                                              -------     -------     ------      ------      ------
Net asset value, end of period..............................  $ 16.21     $ 11.28     $11.69      $10.08      $ 9.07
                                                              =======     =======     ======      ======      ======
Total return................................................    47.45%       3.29%     20.16%      13.78%      (9.30)%(E)
                                                              =======     =======     ======      ======      ======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $89,579     $21,936     $2,364      $1,955      $2,117
    Ratios to average net assets (annualized):
        Expenses(A).........................................     0.89%       0.82%      0.89%       0.92%       0.96%
        Net investment income(A)............................     0.60%       0.81%      1.38%       1.62%       0.84%
        Decrease reflected in above expense ratio due to
          absorption of expenses by the Manager(A)..........       --          --         --        0.06%       1.23%
    Portfolio turnover rate(B)..............................       75%         81%        93%         63%         31%(E)

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Small Cap Value Portfolio through February 28, 2002.

(B) The American AAdvantage Small Cap Value Fund invested all of its investable assets in its corresponding Portfolio through February 28, 2002. Portfolio turnover rate through February 28, 2002 was that of the Portfolio.

(C) On October 9, 2001, Hotchkis and Wiley Capital Management, LLC assumed management of the Small Cap Value Fund's assets previously managed by Merrill Lynch Investment Managers, L.P.

(D) Barrow, Hanley, Mewhinney & Strauss, Inc. was added as an investment adviser to the Small Cap Value Fund on September 18, 2003.

(E) Not annualized.



--------------------------------------------------------------------------------

Prospectus                             53                 Additional Information

                                                                     INTERNATIONAL EQUITY FUND-INSTITUTIONAL CLASS
                                                              ------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------
                                                              2003(F)        2002       2001(E)        2000       1999(B)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                --------     --------     --------     --------     --------
Net asset value, beginning of period........................  $  12.10     $  13.77     $  17.95     $  19.36     $  16.93
                                                              --------     --------     --------     --------     --------
Income from investment operations:
    Net investment income(AD)...............................      0.25         0.21         0.24         0.36         0.35
    Net gains (losses) on securities (both realized and
      unrealized)(D)........................................      3.47        (1.62)       (2.96)        0.18         2.92
                                                              --------     --------     --------     --------     --------
Total income (loss) from investment operations..............      3.72        (1.41)       (2.72)        0.54         3.27
                                                              --------     --------     --------     --------     --------
Less distributions:
    Dividends from net investment income....................     (0.36)       (0.26)       (0.22)       (0.31)       (0.35)
    Distributions from net realized gains on securities.....        --           --        (1.24)       (1.64)       (0.49)
                                                              --------     --------     --------     --------     --------
Total distributions.........................................     (0.36)       (0.26)       (1.46)       (1.95)       (0.84)
                                                              --------     --------     --------     --------     --------
Net asset value, end of period..............................  $  15.46     $  12.10     $  13.77     $  17.95     $  19.36
                                                              ========     ========     ========     ========     ========
Total return................................................     31.61%      (10.51)%     (16.54)%       2.36%       19.98%
                                                              ========     ========     ========     ========     ========
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $722,333     $537,476     $519,151     $587,869     $601,923
    Ratios to average net assets (annualized):
        Expenses(D).........................................      0.79%        0.75%        0.78%        0.72%        0.64%
        Net investment income(D)............................      1.97%        1.56%        1.54%        1.64%        2.00%
    Portfolio turnover rate(C)..............................        44%          43%          36%          45%          63%

(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

(B) Morgan Stanley Asset Management, Inc. was replaced by Lazard Asset Management and Independence Investment LLC. as investment adviser to the International Equity Fund on March 1, 1999,

(C) The American AAdvantage International Equity Fund invests all of its investable assets in its corresponding Portfolio. Portfolio turnover rate is that of the Portfolio.

(D) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services International Equity Portfolio.

(E) Causeway Capital Management LLC replaced Merrill Lynch Investment Managers, L.P. as investment adviser to the International Equity Fund on August 31, 2001.

(F) Independence Investment LLC was removed as an investment adviser to the International Equity Fund on October 24, 2003.

                                                                 EMERGING MARKETS FUND-INSTITUTIONAL CLASS
                                                              -----------------------------------------------
                                                                   YEAR ENDED OCTOBER 31,         JULY 31, TO
                                                              --------------------------------    OCTOBER 31,
                                                               2003        2002         2001         2000
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                ------      -------      -------    -----------
Net asset value, beginning of period........................  $ 7.20      $  6.64      $  8.17      $ 10.00
                                                              ------      -------      -------      -------
Income from investment operations:
    Net investment income(A)................................    0.04         0.09         0.11           --
    Net gains (losses) on securities (both realized and
      unrealized)(A)........................................    3.43         0.56        (1.62)       (1.83)
                                                              ------      -------      -------      -------
Total income (loss) from investment operations..............    3.47         0.65        (1.51)       (1.83)
                                                              ------      -------      -------      -------
Less distributions:
    Dividends from net investment income....................   (0.05)       (0.09)       (0.01)          --
    Distributions from net realized gains on securities.....      --           --        (0.01)          --
                                                              ------      -------      -------      -------
Total distributions.........................................   (0.05)       (0.09)       (0.02)          --
                                                              ------      -------      -------      -------
Net asset value, end of period..............................  $10.62      $  7.20      $  6.64      $  8.17
                                                              ======      =======      =======      =======
Total return................................................   48.45%        9.80%      (18.52)%     (18.30)%(C)
                                                              ======      =======      =======      =======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $3,557      $ 1,769      $ 1,495      $     1
    Ratios to average net assets (annualized):
        Expenses(A).........................................    1.76%        1.51%        1.43%        1.87%
        Net investment income (loss)(A).....................    0.62%        1.11%        2.07%       (0.47)%
    Portfolio turnover rate(B)..............................      80%          94%          95%          23%(C)

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Emerging Markets Portfolio through February 28, 2002.

(B) The American AAdvantage Emerging Markets Fund invested all of its investable assets in its corresponding Portfolio through February 28, 2002. Portfolio turnover rate through February 28, 2002 was that of the Portfolio.

(C) Not annualized.



--------------------------------------------------------------------------------

Additional Information                 54                             Prospectus

                                                                         S&P 500 INDEX FUND-INSTITUTIONAL CLASS
                                                              ------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------------
                                                                2003        2002          2001        2000(B)       1999
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                --------    --------      --------      --------    --------
Net asset value, beginning of period........................  $  11.96    $  15.62      $  17.99      $  20.05    $  16.78
                                                              --------    --------      --------      --------    --------
Income from investment operations(A):
    Net investment income...................................      0.21        0.20          0.20          0.23        0.19
    Net gains (losses) on securities (both realized and
      unrealized)...........................................      3.14       (3.66)        (2.38)        (2.05)       3.27
                                                              --------    --------      --------      --------    --------
Total from investment operations............................      3.35       (3.46)        (2.18)        (1.82)       3.46
                                                              --------    --------      --------      --------    --------
Less distributions:
    Dividends from net investment income....................     (0.21)      (0.20)        (0.19)(C)     (0.24)(C)    (0.19)
                                                              --------    --------      --------      --------    --------
Total distributions.........................................     (0.21)      (0.20)        (0.19)        (0.24)      (0.19)
                                                              --------    --------      --------      --------    --------
Net asset value, end of period..............................  $  15.10    $  11.96      $  15.62      $  17.99    $  20.05
                                                              ========    ========      ========      ========    ========
Total return................................................     28.26%     (22.27)%      (12.12)%       (9.15)%     20.70%
                                                              ========    ========      ========      ========    ========
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $245,251    $195,368      $254,289      $321,805    $568,645
    Ratios to average net assets (annualized)(A):
        Net investment income...............................      1.63%       1.47%         1.22%         1.09%       1.28%
        Expenses............................................      0.14%       0.14%         0.15%         0.16%       0.17%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the BT Equity 500 Index Portfolio prior to March 1, 2000 and the State Street Equity 500 Index Portfolio thereafter.

(B) On March 1, 2000, the S&P 500 Index Fund invested all of its investable assets in the State Street Equity 500 Index Portfolio. Prior to March 1, 2000, the S&P 500 Index Fund invested all of its investable assets in the BT Equity 500 Index Portfolio.

(C) Includes a tax return of capital distribution which amounts to less than $0.01 per share.

                                                                SMALL CAP INDEX FUND-INSTITUTIONAL CLASS
                                                              --------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,       JULY 31 TO
                                                              -----------------------------   DECEMBER 31,
                                                               2003       2002       2001         2000
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -------    -------    -------   ------------
Net asset value, beginning of period........................  $  7.70    $  9.79    $  9.69      $10.00
                                                              -------    -------    -------      ------
Income from investment operations(A):
    Net investment income...................................     0.04       0.11       0.09        0.05
    Net gains (losses) on securities (both realized and
     unrealized)............................................     3.57      (2.10)      0.11       (0.31)
                                                              -------    -------    -------      ------
Total from investment operations............................     3.61      (1.99)      0.20       (0.26)
                                                              -------    -------    -------      ------
Less distributions:
    Dividends from net investment income....................    (0.04)     (0.10)     (0.09)      (0.05)
    Tax return of capital...................................       --         --      (0.01)         --
                                                              -------    -------    -------      ------
Total distributions.........................................    (0.04)     (0.10)     (0.10)      (0.05)
                                                              -------    -------    -------      ------
Net asset value, end of period..............................  $ 11.27    $  7.70    $  9.79      $ 9.69
                                                              =======    =======    =======      ======
Total return................................................    46.90%    (20.37)%     2.07%      (2.59)%(B)
                                                              =======    =======    =======      ======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $67,756    $11,227    $11,803      $4,120
    Ratios to average net assets (annualized)(A):
        Net investment income...............................     1.04%      1.13%      1.36%       1.61%
        Expenses............................................     0.24%      0.20%      0.19%       0.50%
        Decrease reflected in above expense ratio due to
        absorption of expenses by the Manager...............       --         --         --        0.46%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Master Small Cap Index Series.

(B) Not annualized.



--------------------------------------------------------------------------------

Prospectus                             55                 Additional Information

                                                                    INTERNATIONAL EQUITY INDEX FUND-
                                                                          INSTITUTIONAL CLASS
                                                              --------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,       JULY 31 TO
                                                              -----------------------------   DECEMBER 31,
                                                               2003       2002       2001         2000
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -------    -------    -------   ------------
Net asset value, beginning of period........................  $  5.86    $  7.07    $  9.21      $10.00
                                                              -------    -------    -------      ------
Income from investment operations(A):
    Net investment income...................................     0.14       0.11       0.10        0.02
    Net gains (losses) on securities (both realized and
     unrealized)............................................     2.13      (1.23)     (2.12)      (0.72)
                                                              -------    -------    -------      ------
Total from investment operations............................     2.27      (1.12)     (2.02)      (0.70)
                                                              -------    -------    -------      ------
Less distributions:
    Dividends from net investment income....................    (0.12)     (0.09)     (0.09)      (0.03)
    Distributions from net realized gain on investments.....       --         --         --       (0.05)
    Tax return of capital...................................       --         --      (0.03)      (0.01)
                                                              -------    -------    -------      ------
Total distributions.........................................    (0.12)     (0.09)     (0.12)      (0.09)
                                                              -------    -------    -------      ------
Net asset value, end of period..............................  $  8.01    $  5.86    $  7.07      $ 9.21
                                                              =======    =======    =======      ======
Total return................................................    38.87%    (15.65)%   (22.14)%     (7.03)%(B)
                                                              =======    =======    =======      ======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $10,043    $ 4,912    $ 3,773      $3,542
    Ratios to average net assets (annualized)(A):
        Net investment income...............................     2.71%      1.97%      1.49%       0.63%
        Expenses............................................     0.31%      0.25%      0.29%       0.60%
        Decrease reflected in above expense ratio due to
        absorption of expenses by the Manager...............       --         --         --        1.52%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Master International Index Series.

(B) Not annualized.

                                                                    HIGH YIELD BOND FUND-
                                                                     INSTITUTIONAL CLASS
                                                              ----------------------------------
                                                                                    DECEMBER 29,
                                                                  YEAR ENDED            2000
                                                                  OCTOBER 31,            TO
                                                              -------------------   OCTOBER 31,
                                                                2003       2002         2001
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                --------   --------   ------------
Net asset value, beginning of period........................  $   9.63   $   9.82     $ 10.00
                                                              --------   --------     -------
Income from investment operations:
    Net investment income...................................      0.78       0.80        0.71
    Net gains (losses) on securities (both realized and
     unrealized)............................................      1.10      (0.19)      (0.18)
                                                              --------   --------     -------
Total income from investment operations.....................      1.88       0.61        0.53
                                                              --------   --------     -------
Less distributions:
    Dividends from net investment income....................     (0.78)     (0.80)      (0.71)
                                                              --------   --------     -------
Total distributions.........................................     (0.78)     (0.80)      (0.71)
                                                              --------   --------     -------
Net asset value, end of period..............................  $  10.73   $   9.63     $  9.82
                                                              ========   ========     =======
Total return................................................     20.11%      6.28%       5.33%(A)
                                                              ========   ========     =======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $161,380   $104,813     $53,275
    Ratios to average net assets (annualized):
        Expenses............................................      0.90%      0.90%       0.90%
        Net investment income...............................      7.51%      8.02%       8.48%
        Decrease reflected in above expense ratio due to
        absorption of expenses by the Manager...............      0.10%      0.08%       0.17%
    Portfolio turnover rate.................................       114%       163%        145%(A)

(A) Not annualized.



--------------------------------------------------------------------------------

Additional Information                 56                             Prospectus

                                                               INTERMEDIATE BOND FUND-INSTITUTIONAL CLASS
                                                              ---------------------------------------------
                                                                         YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------
                                                               2003     2002      2001     2000      1999
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                ------   -------   -------   -----   --------
Net asset value, beginning of period........................  $10.42   $ 10.51   $  9.72   $9.58   $  10.50
                                                              ------   -------   -------   -----   --------
Income from investment operations:
    Net investment income(A)................................    0.41      0.51      0.57    0.59       0.56
    Net gains (losses) on securities (both realized and
      unrealized)(A)........................................    0.03     (0.09)     0.79    0.14      (0.63)
                                                              ------   -------   -------   -----   --------
Total income (loss) from investment operations..............    0.44     (0.42)     1.36    0.73      (0.07)
                                                              ------   -------   -------   -----   --------
Less distributions:
    Dividends from net investment income....................   (0.41)    (0.51)    (0.57)  (0.59)     (0.56)
    Distributions from net realized gains on securities.....      --        --        --      --      (0.29)
                                                              ------   -------   -------   -----   --------
Total distributions.........................................   (0.41)    (0.51)    (0.57)  (0.59)     (0.85)
                                                              ------   -------   -------   -----   --------
Net asset value, end of period..............................  $10.45   $ 10.42   $ 10.51   $9.72   $   9.58
                                                              ======   =======   =======   =====   ========
Total return................................................    4.31%     4.21%    14.36%   7.89%     (0.83)%
                                                              ======   =======   =======   =====   ========
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $1,024   $74,919   $60,842   $ 115   $205,218
    Ratios to average net assets (annualized):
        Expenses(A).........................................    0.58%     0.56%     0.54%   0.59%      0.55%
        Net investment income(A)............................    4.02%     4.99%     5.55%   6.31%      5.62%
    Portfolio turnover rate(B)..............................     187%      185%      164%    102%       123%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Intermediate Bond Portfolio through February 28, 2002.

(B) The American AAdvantage Intermediate Bond Fund invested all of its investable assets in its corresponding Portfolio through February 28, 2002. Portfolio turnover rate through February 28, 2002 was that of the Portfolio.

                                                                   SHORT-TERM BOND FUND-INSTITUTIONAL CLASS
                                                              ---------------------------------------------------
                                                                            YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------------
                                                               2003           2002      2001      2000      1999
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                ------         ------    ------    ------    ------
Net asset value, beginning of period........................  $ 9.45         $ 9.62    $ 9.21    $ 9.30    $ 9.63
                                                              ------         ------    ------    ------    ------
Income from investment operations:
    Net investment income(B)................................    0.37           0.42      0.57      0.62      0.53
    Net gains (losses) on securities (both realized and
     unrealized)(B).........................................   (0.04)         (0.11)     0.41     (0.10)    (0.29)
                                                              ------         ------    ------    ------    ------
Total income from investment operations.....................    0.33           0.31      0.98      0.52      0.24
                                                              ------         ------    ------    ------    ------
Less distributions:
    Dividends from net investment income....................   (0.46)         (0.48)    (0.57)    (0.61)    (0.57)
                                                              ------         ------    ------    ------    ------
Total distributions.........................................   (0.46)         (0.48)    (0.57)    (0.61)    (0.57)
                                                              ------         ------    ------    ------    ------
Net asset value, end of period..............................  $ 9.32         $ 9.45    $ 9.62    $ 9.21    $ 9.30
                                                              ======         ======    ======    ======    ======
Total return................................................    3.58%          3.37%    10.98%     5.83%     2.56%
                                                              ======         ======    ======    ======    ======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $3,745         $8,396    $4,226    $3,687    $5,034
    Ratios to average net assets (annualized):
        Expenses(B).........................................    0.54%          0.44%     0.51%     0.58%     0.62%
        Net investment income(B)............................    4.30%          4.47%     6.06%     6.61%     5.92%
    Portfolio turnover rate(A)..............................      81%            63%      104%       89%      115%

(A) The American AAdvantage Short-Term Bond Fund invested all of its investable assets in its corresponding Portfolio through February 28, 2002. Portfolio turnover rate through February 28, 2002 was that of the Portfolio.

(B) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Short-Term Bond Portfolio through February 28, 2002.



--------------------------------------------------------------------------------

Prospectus                             57                 Additional Information

                                                                          MONEY MARKET FUND-INSTITUTIONAL CLASS
                                                        -------------------------------------------------------------------------
                                                                                                     TWO MONTHS
                                                                 YEAR ENDED DECEMBER 31,               ENDED          YEAR ENDED
                                                        -----------------------------------------   DECEMBER 31,      OCTOBER 31,
                                                          2003       2002       2001       2000         1999             1999
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:          --------   --------   --------   --------   ------------      -----------
Net asset value, beginning of period..................  $   1.00   $   1.00   $   1.00   $   1.00    $     1.00       $     1.00
                                                        --------   --------   --------   --------    ----------       ----------
   Net investment income(A)...........................      0.01       0.02       0.04       0.06          0.01             0.05
   Less dividends from net investment income..........     (0.01)     (0.02)     (0.04)     (0.06)        (0.01)           (0.05)
                                                        --------   --------   --------   --------    ----------       ----------
Net asset value, end of period........................  $   1.00   $   1.00   $   1.00   $   1.00    $     1.00       $     1.00
                                                        ========   ========   ========   ========    ==========       ==========
Total return..........................................      0.97%      1.67%      4.15%      6.45%         0.94%(B)         5.09%
                                                        ========   ========   ========   ========    ==========       ==========
Ratios and supplemental data:
   Net assets, end of period (in thousands)...........  $159,092   $474,922   $805,843   $886,608    $1,978,123       $1,652,323
   Ratios to average net assets (annualized):(A)
       Expenses.......................................      0.27%      0.24%      0.25%      0.24%         0.23%            0.24%
       Net investment income..........................      1.00%      1.68%      4.13%      6.17%         5.65%            4.99%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Money Market Portfolio.

(B) Not annualized.



--------------------------------------------------------------------------------

Additional Information                 58                             Prospectus

                                  -- Notes --

                                  -- Notes --

                                  -- Notes --

ADDITIONAL INFORMATION                                                    531109
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS IS FOUND IN THE DOCUMENTS LISTED BELOW. REQUEST A FREE COPY OF THESE DOCUMENTS BY CALLING (800) 658-5811.

  ANNUAL REPORT/SEMI-ANNUAL REPORT                          STATEMENT OF ADDITIONAL INFORMATION ("SAI")
  The Funds' Annual and Semi-Annual Reports list each       The SAI contains more details about the Funds and their
  Fund's actual investments as of the report's date. They   investment policies. The SAI is incorporated in this
  also include a discussion by the Manager of market        Prospectus by reference (it is legally part of this
  conditions and investment strategies that significantly   Prospectus). A current SAI is on file with the
  affected the Funds' performance. The report of the        Securities and Exchange Commission (SEC).
  Funds' independent auditors is included in the Annual
  Report.

TO REDUCE EXPENSES, YOUR FINANCIAL INSTITUTION MAY MAIL ONLY ONE COPY OF THE PROSPECTUS, ANNUAL REPORT, AND SEMI-ANNUAL REPORT TO THOSE ADDRESSES SHARED BY TWO OR MORE ACCOUNTS. IF YOU WISH TO RECEIVE INDIVIDUAL COPIES OF THESE DOCUMENTS, PLEASE CONTACT YOUR FINANCIAL INSTITUTION. THEY WILL BEGIN SENDING YOU INDIVIDUAL COPIES THIRTY DAYS AFTER RECEIVING YOUR REQUEST.

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:


(TELEPHONE GRAPHIC)         (MAILBOX GRAPHIC)                 (KEYBOARD GRAPHIC)                    (MOUSE GRAPHIC)
   BY TELEPHONE:                BY MAIL:                          BY E-MAIL:                        ON THE INTERNET:
Call (800) 658-5811     American AAdvantage Funds     american _ aadvantage.funds@aa.com  Visit our website at www.aafunds.com
                     4151 Amon Carter Blvd., MD 2450                                      Visit the SEC website at www.sec.gov
                          Fort Worth, TX 76155

The SAI and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, 450 5th Street NW, Washington, D.C. 20549-0102. The SAI and other information about the Funds may also be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

FUND SERVICE PROVIDERS:

    CUSTODIAN                    TRANSFER AGENT               INDEPENDENT AUDITORS         DISTRIBUTOR
    STATE STREET BANK            BOSTON FINANCIAL             ERNST & YOUNG LLP            SWS FINANCIAL
      AND TRUST                    DATA SERVICES              Chicago, Illinois              SERVICES
    Boston, Massachusetts        Kansas City, Missouri                                     Dallas, Texas

                        (AMERICAN AADVANTAGE FUNDS LOGO)
                            SEC File Number 811-4984

American AAdvantage Funds is a registered service mark of AMR Corporation. American AAdvantage Money Market Fund is a registered service mark of AMR Investment Services, Inc. American AAdvantage Balanced Fund, American AAdvantage Large Cap Value Fund, American AAdvantage Large Cap Growth Fund, American AAdvantage Mid-Cap Value Fund, American AAdvantage International Equity Fund, American AAdvantage Emerging Markets Fund, American AAdvantage High Yield Bond Fund, American AAdvantage Intermediate Bond Fund, American AAdvantage Short-Term Bond Fund, American AAdvantage Treasury Inflation Protected Securities Fund, American AAdvantage Small Cap Value Fund, American AAdvantage Small Cap Index Fund, and American AAdvantage International Equity Index Fund are service marks of AMR Investment Services, Inc.



--------------------------------------------------------------------------------

Additional Information                                                Prospectus